AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 22, 2001


                                                               File No. 33-42484
                                                              File No. 811-06400

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 46 /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 47 /X/

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                 JAMES R. FOGGO
                               C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                        Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                      Morgan, Lewis & Bockius LLP
1701 Market Street                               1800 M Street NW
Philadelphia, Pennsylvania 19103                 Washington, D.C. 20036

    It is proposed that this filing become effective (check appropriate box)
      ---------------------------------------------------------------------
              / / Immediately upon filing pursuant to paragraph (b)
              / / On [date] pursuant to paragraph (b)
              / / 60 days after filing pursuant to paragraph (a)(1)
              /X/ 75 days after filing pursuant to paragraph (a)(2)
              / / on [date] pursuant to paragraph (a) of Rule 485
      ---------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

                             CLASS A, B AND C SHARES

                                   PROSPECTUS

                                [AUGUST 31, 2001]

                           LARGE CAP CORE EQUITY FUND
                               MID CAP VALUE FUND
                                FIXED INCOME FUND
                      GEORGIA TAX-FREE MUNICIPAL BOND FUND

                               INVESTMENT ADVISOR:
                        SYNOVUS FUNDS INVESTMENT ADVISORS

                             INVESTMENT SUB-ADVISOR:
                        STEINBERG PRIEST CAPITAL CO. INC.
                              (MID CAP VALUE FUND)

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Synovus Funds (Funds) are a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Retail shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Class A, Class B, and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     CLASS A SHARES

     o    FRONT-END SALES CHARGE

     o    12B-1 FEES AND SHAREHOLDER SERVICING FEES

     o    $2,500 MINIMUM INITIAL INVESTMENT


     CLASS B SHARES

     o    CONTINGENT DEFERRED SALES CHARGE

     o    HIGHER 12B-1 FEES AND SHAREHOLDER SERVICING FEES

     O    $2,500 MINIMUM INITIAL INVESTMENT

     o    CONVERT TO CLASS A SHARES AFTER 8 YEARS


     CLASS C SHARES

     o    FRONT-END AND CONTINGENT DEFERRED SALES CHARGES

     o    HIGHER 12B-1 FEES AND SHAREHOLDER SERVICING FEES

     o    $2,500 MINIMUM INITIAL INVESTMENT

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                      Page
     LARGE CAP CORE EQUITY FUND.......................................XXX
     MID CAP VALUE FUND...............................................XXX
     FIXED INCOME FUND................................................XXX
     GEORGIA TAX-FREE MUNICIPAL BOND FUND.............................XXX
     MORE INFORMATION ABOUT RISK......................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................XXX
     THE INVESTMENT ADVISOR, SUB-ADVISOR AND
         PORTFOLIO MANAGERS...........................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................XXX
     DIVIDENDS AND DISTRIBUTIONS......................................XXX
     TAXES............................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE SYNOVUS FUNDS............................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Advisor invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP CORE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital appreciation

INVESTMENT FOCUS                 Large capitalization U.S. common stocks

SHARE PRICE VOLATILITY           Medium

PRINCIPAL INVESTMENT STRATEGY    Investing in large capitalization common stocks
                                 which are undervalued relative to a company's earnings

INVESTOR PROFILE                 Investors who seek long-term capital
                                 appreciation and who are willing to bear the risks of investing in equity securities

INVESTMENT STRATEGY OF THE LARGE CAP CORE EQUITY FUND

The Fund invests primarily (at least 80% of its assets) in common stocks of U.S. issuers with a large capitalization (in excess of $5 billion). The Fund is managed with a goal of long-term capital appreciation and is actively managed to hold securities that the Advisor believes are of high earnings potential and management quality.

The Advisor screens over 6,000 companies for market capitalization, trading liquidity, balance sheet quality and earnings predictability. Companies that progress beyond this initial risk reduction screening are candidates for value and momentum screening. Value factors considered by the Advisor include sector relative low price to earnings and price to sales ratios, as well as dividend discount valuations. Price momentum and earnings estimates are used to identify growth stocks. The top 300 companies remaining at this point in the screening process are further reduced to approximately 75 based on macroeconomic and sector analysis. The Advisor may sell a security when it achieves a designated price target, a company's growth prospects change, or the opportunity for a better investment arises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities to investors.

PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP CORE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Advisor until [August 31, 2001]. The periods prior to [August 31, 2001] represent the performance of the common trust fund while it was managed by the Advisor. The past performance shown below has been adjusted to reflect current expenses for each of the retail classes of shares of the Fund offered in this prospectus. The Advisor's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.*

                   1993                       X.XX%
                   1994                       X.XX%
                   1995                       X.XX%
                   1996                       X.XX%
                   1997                       X.XX%
                   1998                       X.XX%
                   1999                       X.XX%
                   2000                       X.XX%

                  BEST QUARTER                WORST QUARTER
                     X.XX%                        X.XX%
                    (X/X/XX)                     (X/X/XX)

* The performance information shown above is based on a calendar year. The Fund's performance from 01/01/01 to 06/30/01 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE S&P 500 COMPOSITE INDEX ("S&P 500").

LARGE CAP CORE EQUITY FUND        1 YEAR         5 YEARS       SINCE INCEPTION
--------------------------------------------------------------------------------
CLASS A SHARES                     X.XX%           X.XX%            X.XX%*
CLASS B SHARES                     X.XX%           X.XX%            X.XX%*
CLASS C SHARES                     X.XX%           X.XX%            X.XX%*
S&P 500                            X.XX%           X.XX%            X.XX%**

*    Since 01/31/92
**   Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment Advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                    CLASS A      CLASS B      CLASS C
                                                                                     SHARES       SHARES       SHARES
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)*                                                                            5.75%        None         1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)            None        5.00%**     1.00%***
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                  None         None         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None         None         None
Exchange Fee                                                                         None         None         None

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class B Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Contingent Deferred Sales Charges."

*** This sales charge will be imposed if shares are sold within one year from the date of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
---------------------------------------------------------------------------------------------------------
Investment Advisory Fees                            0.60%                 0.60%                 0.60%
Distribution and Service (12b-1) Fees               0.25%                 1.00%                 1.00%
Other Expenses                                      X.XX%                 X.XX%                 X.XX%
                                                    -----                 -----                 -----
Total Annual Fund Operating Expenses                X.XX%*                X.XX%*                X.XX%*
---------------------------------------------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Advisor has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Advisor may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

         Large Cap Core Equity Fund-- Class A Shares          [1.25%]
         Large Cap Core Equity Fund-- Class B Shares          [2.00%]
         Large Cap Core Equity Fund-- Class C Shares          [2.00%]

For more information about these fees, see "Investment Advisor and Sub-Advisor" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS
CLASS A SHARES                             $XXX                $XXX
CLASS B SHARES                             $XXX                $XXX
CLASS C SHARES                             $XXX                $XXX

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 Year              3 Years
CLASS A SHARES                             $XXX                $XXX
CLASS B SHARES                             $XXX                $XXX
CLASS C SHARES                             $XXX                $XXX

MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital appreciation

INVESTMENT FOCUS                 U.S. small- to mid-cap common stocks

SHARE PRICE VOLATILITY           Moderate to high

PRINCIPAL INVESTMENT STRATEGY    Attempts to identify companies with above
                                 average growth potential at an attractive price

INVESTOR PROFILE                 Investors who want the value of their
                                 investment to grow and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY OF THE MID CAP VALUE FUND

The Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Sub-Advisor focuses on issuers with small to medium market capitalizations (ranging from $500 million to $10 billion) and that the Sub-Advisor believes have above average growth potential at attractive prices.

The Sub-Advisor's research of these companies is theme-driven and focuses on companies that are under-researched and are selling for less than their "private transaction value," i.e., the price an acquirer would pay to buy the company in its entirety. The Sub-Advisor evaluates whether a company's underlying business value seeks to protect against long-term capital loss. The Sub-Advisor does not consider current income in selecting investments for the Fund. The Sub-Advisor may sell a security when it exceeds the target market capitalization, a company's return prospects change, or the opportunity for a better investment arises.

PRINCIPAL RISKS OF INVESTING IN THE MID CAP VALUE FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- to mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is also subject to the risk that small- to mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE INFORMATION

The Fund is a successor to a common trust fund managed by Canterbury Trust Company ("Canterbury "), an affiliate of the Advisor, until [August 31, 2001]. The periods prior to [August 31, 2001] represent the performance of the common trust fund while it was managed by Canterbury. The Sub-Advisor uses substantially the same management strategies to manage the Fund as Canterbury used to manage the common trust fund. The Fund's predecessor commenced operations on April 3, 2000, and therefore the Fund does not have a performance history for a full calendar year. The Fund's predecessor commenced operations on April 3, 2000, and therefore the Fund does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     CLASS A      CLASS B      CLASS C
                                                                                     SHARES       SHARES       SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)*                                                                            5.75%        None         1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)            None        5.00%**     1.00%***
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                  None         None         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None         None         None
Exchange Fee                                                                         None         None         None

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class B Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Contingent Deferred Sales Charges."

*** This sales charge will be imposed if shares are sold within one year from the date of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                CLASS A SHARES      CLASS B SHARES         CLASS C SHARES
---------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              0.75%               0.75%                0.75%
Distribution and Service (12b-1) Fees                 0.25%               1.00%                1.00%
Other Expenses                                        X.XX%               X.XX%                X.XX%
                                                      -----               -----                -----
Total Annual Fund Operating Expenses                  X.XX%*              X.XX%*               X.XX%
---------------------------------------------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Advisor has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Advisor may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

         Mid Cap Value Fund-- Class A Shares                          [1.35]%
         Mid Cap Value Fund-- Class B Shares                          [2.10]%
         Mid Cap Value Fund-- Class C Shares                          [2.10]%

For more information about these fees, see "Investment Advisor and Sub-Advisor" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS
CLASS A SHARES                             $XXX                $XXX
CLASS B SHARES                             $XXX                $XXX
CLASS C SHARES                             $XXX                $XXX

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS
CLASS A SHARES                             $XXX                $XXX
CLASS B SHARES                             $XXX                $XXX
CLASS C SHARES                             $XXX                $XXX

FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                  Current income consistent with limited price
                                 volatility

INVESTMENT FOCUS                 Fixed income obligations of the U.S. Treasury,
                                 U.S. government agencies and U.S. corporations

SHARE PRICE VOLATILITY           Low

PRINCIPAL INVESTMENT STRATEGY    Investing in a portfolio of U.S. government and
                                 corporate fixed income securities to attempt to maximize returns while minimizing risk

INVESTOR PROFILE                 Conservative investors who want to receive
                                 income with limited risk of share price
                                 volatility

INVESTMENT STRATEGY OF THE FIXED INCOME FUND

The Fund invests primarily (at least 80% of its assets) in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage-backed securities rated in one of the top two rating categories, and in U.S. corporate debt rated in one of the top three ratings categories.

The Advisor actively manages the maturity of the Fund and purchases securities which will, on average, mature in three to ten years. The Advisor monitors the Fund's allocation between the Treasury, agency and corporate sectors for large swings due to market inefficiencies and anticipated shifts in the yield curve. Within the corporate sector, the Advisor focuses on high credit quality and attempts to limit exposure to any one company. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in the duration or sector weighting of the Fund; to realize an aberration in a security's market capitalization; or when the Advisor otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that its investment strategy, which focuses on U.S. government and U.S. corporate fixed income securities with intermediate maturities, may perform differently than other mutual funds which focus on fixed income securities with longer maturities or invest in other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Advisor until [August 31, 2001]. The periods prior to [August 31, 2001] represent the performance of the common trust fund while it was managed by the Advisor. The past performance shown below has been adjusted to reflect current expenses for each of the retail classes of shares of the Fund offered in this prospectus. The Advisor's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.*

                          1992                       X.XX%
                          1993                       X.XX%
                          1994                       X.XX%
                          1995                       X.XX%
                          1996                       X.XX%
                          1997                       X.XX%
                          1998                       X.XX%
                          1999                       X.XX%
                          2000                       X.XX%

                       BEST QUARTER              WORST QUARTER
                          X.XX%                      X.XX%
                        (X/X/XX)                   (X/X/XX)

* The performance information shown above is based on a calendar year. The Fund's performance from 01/01/01 to 06/30/01 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX.

FIXED INCOME FUND                 1 YEAR          5 YEARS       SINCE INCEPTION
-------------------------------------------------------------------------------
CLASS A SHARES                     X.XX%           X.XX%            X.XX%*
CLASS B SHARES                     X.XX%           X.XX%            X.XX%*
LEHMAN BROTHERS INTERMEDIATE       X.XX%           X.XX%            X.XX%**
GOVERNMENT/CREDIT INDEX

*    Since 03/31/91

**   Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment Advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Index is a market value-weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     CLASS A      CLASS B
                                                                                     SHARES       SHARES
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering  price)*                                                4.50%       0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)            0.00%       5.00%**
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                  None         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None         None
Exchange Fee                                                                         None         None

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class B Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Contingent Deferred Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           CLASS A SHARES        CLASS B SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                       0.45%                 0.45%
Distribution and Service (12b-1) Fees          0.25%                 1.00%
Other Expenses                                 X.XX%                 X.XX%
                                               -----                 -----
Total Annual Fund Operating Expenses           X.XX%*                X.XX%*

* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Advisor has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Advisor may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

         Fixed Income Fund-- Class A Shares                      [1.25]%
         Fixed Income Fund-- Class B Shares                      [2.00]%

For more information about these fees, see "Investment Advisor and Sub-Advisor" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR              3 YEARS
CLASS A SHARES                            $XXX                $XXX
CLASS B SHARES                            $XXX                $XXX

GEORGIA TAX-FREE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                Current income exempt from both federal and
                               Georgia state income taxes, consistent with preservation of capital

INVESTMENT FOCUS               Tax-free Georgia municipal securities

SHARE PRICE VOLATILITY         Medium

PRINCIPAL INVESTMENT STRATEGY  Invest in municipal obligations which pay interest that is exempt form both federal and Georgia state income tax

INVESTOR PROFILE               Conservative taxable investors who want to
                               receive current income exempt from federal and Georgia state income tax and are willing to bear the moderate risk of investing in a portfolio of intermediate-term securities affected by changes in economic conditions and governmental policies within Georgia

INVESTMENT STRATEGY OF THE GEORGIA TAX-FREE MUNICIPAL BOND FUND

The Fund invests substantially all of its assets (at least 80%) in high quality municipal securities that generate income exempt from federal and Georgia state income taxes. These securities include securities of municipal issuers located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Advisor will purchase investment grade municipal securities in an attempt to maintain an average weighted portfolio maturity of three to ten years, as determined by market conditions. As a core, general obligation, revenue, school, housing and development and insured municipal bonds are represented. The Advisor considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over or under weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Lehman Brothers Seven-Year Municipal Index. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Advisor otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE GEORGIA TAX-FREE MUNICIPAL BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Georgia obligations than a mutual fund that does not have as great a concentration in Georgia.

The Fund is also subject to the risk that Georgia municipal debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Advisor until [August 31, 2001]. The periods prior to [August 31, 2001] represent the performance of the common trust fund while it was managed by the Advisor. The past performance shown below has been adjusted to reflect current expenses for each of the retail classes of shares of the Fund offered in this prospectus. The Advisor's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.*

                             1994                       X.XX%
                             1995                       X.XX%
                             1996                       X.XX%
                             1997                       X.XX%
                             1998                       X.XX%
                             1999                       X.XX%
                             2000                       X.XX%

                         BEST QUARTER               WORST QUARTER
                             X.XX%                      X.XX%
                           (X/X/XX)                   (X/X/XX)

* The performance information shown above is based on a calendar year. The Fund's performance from 01/01/01 to 06/30/01 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2001 TO THOSE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX/7-YEAR.

GEORGIA TAX-FREE MUNICIPAL BOND FUND    1 YEAR     5 YEARS       SINCE INCEPTION
--------------------------------------------------------------------------------
CLASS A SHARES                           X.XX%       X.XX%           X.XX%*
LEHMAN BROTHERS MUNICIPAL BOND           X.XX%       X.XX%           X.XX%**
INDEX/7-YEAR

*    Since 01/31/93

**   Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment Advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Index/7-Year is an unmanaged index of investment grade municipal bonds with a maturity range of 4-6 years. The index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                      CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)*                                                                                   4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
Exchange Fee                                                                                None

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  Class A Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                                              0.45%
Distribution and Service (12b-1) Fees                                0.25%
Other Expenses                                                        X.XX%
                                                                      -----
Total Annual Fund Operating Expenses                                  X.XX%*
--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Advisor has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Advisor may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

    Georgia Tax-Free Municipal Bond Fund-- Class A Shares            [1.25]%

For more information about these fees, see "Investment Advisor and Sub-Advisor" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR              3 YEARS
CLASS A SHARES                             $XXX                 $XXX

MORE INFORMATION ABOUT RISK


EQUITY RISK-- Equity securities include public and privately               Large Cap Core Equity Fund
issued equity securities, common and preferred stocks, warrants,           Mid Cap Value Fund
rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or
convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate.  An investment in a portfolio of equity securities may be more
suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK-- The market value of fixed income investments           Fixed Income Fund
change in response to interest rate changes and other factors.             Georgia Tax-Free Municipal Bond Fund
During periods of falling interest rates, the values of
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


     CALL RISK -- During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.


     CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.


     EVENT RISK -- Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of Fund's multiple holdings.


     MUNICIPAL ISSUER RISK-- There may be economic or                      Georgia Tax-Free Municipal Bond Fund
     political changes that impact the ability of municipal
     issuers to repay principal and to make interest payments
     on municipal securities.  Changes to the financial
     condition or credit rating of municipal issuers may also
     adversely affect the value of the Fund's municipal
     securities.  Constitutional or legislative limits on
     borrowing by municipal issuers may result in reduced
     supplies of municipal securities.  Moreover, certain
     municipal securities are backed only by a municipal
     issuer's ability to levy and collect taxes.  In addition,
     the Fund's concentration of investments in issuers
     located in a single state makes the Fund more susceptible
     to adverse political or economic developments affecting
     that state.  The Fund also may be riskier than mutual
     funds that buy securities of issuers in numerous states.

     MORTGAGE-BACKED SECURITIES-- Mortgage-backed securities               Fixed Income Fund
     are fixed income securities representing an interest in a
     pool of underlying mortgage loans.  They are sensitive to
     changes in interest rates, but may respond to these
     changes differently from other fixed income securities
     due to the possibility of prepayment of the underlying
     mortgage loans.  As a result, it may not be possible to
     determine in advance the actual maturity date or average
     life of a mortgage-backed security.  Rising interest
     rates tend to discourage refinancings, with the result
     that the average life and volatility of the security will
     increase exacerbating its decrease in market price.  When
     interest rates fall, however, mortgage-backed securities
     may not gain as much in market value because of the
     expectation of additional mortgage prepayments that must
     be reinvested at lower interest rates.  Prepayment risk
     may make it difficult to calculate the average maturity
     of a portfolio of mortgage-backed securities and,
     therefore, to assess the volatility risk of that
     portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These secondary investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISOR AND SUB-ADVISOR

Synovus Funds Investment Advisors ("SFIA" or the "Advisor") serves as the investment advisor to the Funds. The Advisor makes investment decisions for each of the Funds, other than the Mid Cap Value Fund, and continuously reviews, supervises and administers the Funds' respective investment program. The Advisor oversees the Sub-Advisor for the Mid Cap Value Fund to ensure compliance with that Fund's investment policies and guidelines, and monitors the Sub-Advisor's adherence to its investment style. The Advisor pays the Sub-Advisor out of the fees it receives (described below). The Board of Trustees of The Advisors' Inner Circle Fund supervises the Advisor and Sub-Advisor and establishes policies that the Advisor and Sub-Advisor must follow in their management activities.

SFIA is a separate division of Synovus Trust Company operating within the asset management group. SFIA was formed in 2001 to provide asset management services to the Funds. As of September 1, 2001, SFIA had approximately $300 million in assets under management. Synovus Trust Company is the lead bank of Synovus Financial Corp. ("Synovus") and, through its asset management group, has provided investment advisory and wealth management services to its customers since 1888. Synovus is a multi-financial services holding company with over $15.2 billion in assets as of [date], and is based in Columbus, Georgia. Synovus operates banks serving communities in Georgia, Alabama, Florida and South Carolina. Synovus is a publicly held company trading on the New York Stock Exchange. For its services to the Funds, the Advisor is entitled to receive advisory fees as a percentage of average daily net assets of:

     LARGE CAP CORE EQUITY FUND                      0.60%
     MID CAP VALUE FUND                              0.75%
     FIXED INCOME FUND                               0.45%
     GEORGIA TAX-FREE MUNICIPAL BOND FUND            0.45%

The Advisor may receive less than this amount due to voluntary waiver agreements with the Funds.

Steinberg Priest Capital Co. Inc. ("Steinberg"), 12 East 49th Street, Suite 1202, New York, NY 10017-1028, manages the Mid Cap Value Fund on a day-to-day basis. Steinberg selects, buys and sells securities for the Fund under the supervision of the Advisor and the Board of Trustees.

Steinberg was founded in 1982 and since then has provided asset management services for institutional and high net worth clients.

ADDITIONAL COMPENSATION

Synovus and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust of agency accounts that invest in the Funds. Synovus may also receive compensation for acting as the Fund's investment advisor in cases where the compensation is not duplicative of the compensation those accounts pay for fiduciary and non-fiduciary services. Synovus and its affiliates may also receive compensation in connection with the following:

SALES CHARGES AND DISTRIBUTION AND SERVICING (12B-1) FEES. Brokerage firms affiliated with Synovus, including Synovus Securities, Inc., acting as dealer in connection with the sale of Retail Shares (Class A, B or C) of the Funds, are entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that Retail Shares are held through Synovus or any of its affiliates providing custodial, brokerage or investment-related services, including Synovus Securities, Inc., those entities may receive the distribution and/or servicing fees, payable from the Fund's assets, applicable to that class of shares. Synovus Securities, Inc. is a wholly owned brokerage subsidiary of Synovus.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, SFIA, as the Funds' investment advisor, may place trades through its affiliates providing brokerage services, including Synovus Securities, Inc., consistent with its best execution obligations and the Funds' affiliated brokerage procedures. These brokerage affiliates will generally earn commissions on these transactions. For more information on the Funds' brokerage practices, please refer to the Funds' Statement of Additional Information. Synovus Securities, Inc., is a wholly owned brokerage subsidiary of Synovus.

PORTFOLIO MANAGERS

SFIA manages the Funds using a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team.

Mark J. Brown is a Senior Vice-President and Chief Investment Officer with over 20 years experience managing trust assets. He is responsible for the Funds' overall investment strategy. Mr. Brown is a graduate of Florida State University and Southern Trust School. He joined the Synovus Asset Management team in 1996.

Megan L. Busby, CFA, is a Vice-President and Senior Portfolio Manager with over 12 years of investment experience. Ms. Busby co-manages the Fixed Income and Georgia Tax-Free Municipal Bond Funds. She holds an undergraduate degree from Georgia Institute of Technology, an MBA from Georgia State University, and has been a Chartered Financial Analyst since 1990. She joined the Synovus Asset Management team in 1987.

B. Randall Merchant is a Vice-President and Senior Portfolio Manager with over 15 years of investment management experience. Mr. Merchant co-manages the Large Cap Core Equity Fund. He is a graduate of the University of Georgia and Cannon Financial Institute. His career with the Synovus Asset Management team began in 1993.

Neal Price is a Vice-President and Senior Portfolio Manager with over 13 years of investment experience. Mr. Price co-manages the Large Cap Core Equity Fund. Mr. Price holds an MBA from Samford University, where he graduated with honors and received the Graduate Award for Outstanding Achievement. He earned a BS at the University of South Carolina. Mr. Price worked for Compass Bancshares from 1989 until he joined the Synovus Asset Management team in 1998. He is a member of the National Honors Society for Business and the Alabama Security Dealers Association.

Dan Davidson is a Vice-President and Senior Portfolio Manager with over 11 years of portfolio management experience. Mr. Davidson co-manages the Large Cap Core Equity Fund. He earned a BS degree in accounting from Auburn University and an MBA in Finance from the University of Alabama. He is a graduate of Cannon Financial Institute and began his career with the Synovus Asset Management team in 1999, after working for Compass Bancshares since 1988.

John Gross is a Vice-President and Senior Portfolio Manager with over 20 years of investment management experience. Mr. Gross co-manages the Large Cap Core Equity Fund. He graduated from the University of Missouri with a BA, the University of Nebraska with an MA, and the University of West Florida with an MBA. He holds a CFA designation. He joined the Synovus Asset Management team in 2000 after working at Bank of America since [date].

Michael A. Steinberg is a Managing Partner and Portfolio Manager/Analyst at Steinberg Priest Capital Management and co-manages the Mid Cap Value Fund with Mr. Priest. Before forming Steinberg in 1982, Michael spent five years as a partner at Sloate Weisman Murray & Steinberg, a money management and brokerage firm. That association followed almost ten years as a securities analyst, portfolio strategist, and money manager with Loeb Rhoades, which he joined after receiving an MBA from the University of California at Berkeley.

William W. Priest is a Managing Partner and Portfolio Manager/Analyst at Steinberg Priest Capital Management and co-manages the Mid Cap Value Fund with Mr. Steinberg. Bill joined Steinberg in March, 2001 as co-senior partner and portfolio manager after 29 years as a founder, portfolio manager, and CEO of BEA Associates and its successor firm, Credit Suisse Asset Management. A CPA and CFA, Bill holds an BA from Duke University and an MBA from Wharton Graduate School of Finance.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A, Class B, and Class C Shares of the Funds.

The classes have different expenses and other characteristics.

     CLASS A SHARES

     o    FRONT-END SALES CHARGE

     o    12B-1 FEES AND SHAREHOLDER SERVICING FEES

     o    $2,500 MINIMUM INITIAL INVESTMENT


     CLASS B SHARES

     o    CONTINGENT DEFERRED SALES CHARGE

     o    HIGHER 12B-1 FEES AND SHAREHOLDER SERVICING FEES

     o    $2,500 MINIMUM INITIAL INVESTMENT

     o    CONVERT TO CLASS A SHARES AFTER 8 YEARS


     CLASS C SHARES

     o    FRONT-END AND CONTINGENT DEFERRED SALES CHARGES

     o    HIGHER 12B-1 FEES AND SHAREHOLDER SERVICING FEES

     o    $2,500 MINIMUM INITIAL INVESTMENT

For some investors the minimum initial investment may be lower.

Retail Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

o    Mail

o    Telephone

o    Wire

o    Direct Deposit, or

o    Automated Clearing House (ACH).

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-877-SNVFUND (768-3863). Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Synovus Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect a Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, in the case of Class A and Class C Shares, the applicable front-end sales charge.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $2,500 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $100 ($500 for an IRA), but you may not invest more than $250,000 in Class B Shares or $1,000,000 in Class C Shares in a single transaction.

A Fund may accept investments of smaller amounts for any class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Retail Shares automatically through regular deductions from your account in amounts of at least $50 per month.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A AND CLASS C SHARES

The offering price of Class A or Class C Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. Class C Shares carry a 1% sales charge regardless of the amount of your investment. The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment:


                                                                  YOUR SALES CHARGE AS A   YOUR SALES CHARGE AS A
                                                                        PERCENTAGE               PERCENTAGE
CLASS A SHARES                        IF YOUR INVESTMENT IS:         OF OFFERING PRICE      OF YOUR NET INVESTMENT
--------------------------------   ----------------------------   ----------------------   -----------------------
LARGE CAP CORE EQUITY FUND         LESS THAN $50,000                        5.75%                  6.10%
MID CAP VALUE FUND                 $50,000 BUT LESS THAN                    4.50%                  4.71%
                                   $100,000
                                   $100,000 BUT LESS THAN                   3.50%                  3.63%
                                   $250,000
                                   $250,000 BUT LESS THAN                   2.60%                  2.67%
                                   $500,000
                                   $500,000 BUT LESS THAN                   2.00%                  2.04%
                                   $1,000,000
                                   $1,000,000 AND OVER*                     0.00%                  0.00%

* Even though you do not pay a sales charge on purchases of $1,000,000 or more of Class A Shares the Distributor may pay dealers a 0.25% commission for these transactions.


                                                                  YOUR SALES CHARGE AS A   YOUR SALES CHARGE AS A
                                                                        PERCENTAGE              PERCENTAGE
  CLASS A SHARES                     IF YOUR INVESTMENT IS:         OF OFFERING PRICE      OF YOUR NET INVESTMENT
  -------------------------------- -------------------------      ----------------------   ----------------------
FIXED INCOME FUND                  LESS THAN $50,000                     4.50%                     4.71%
GEORGIA TAX-FREE MUNICIPAL         $50,000 BUT LESS THAN
BOND FUND                          $100,000                              4.00%                     4.17%
                                   $100,000 BUT LESS THAN
                                   $250,000                              3.50%                     3.63%
                                   $250,000 BUT LESS THAN
                                   $500,000                              2.50%                     2.56%
                                   $500,000 BUT LESS THAN
                                   $1,000,000                            2.00%                     2.04%
                                   $1,000,000 AND OVER                   0.00%                     0.00%

WAIVER OF FRONT-END SALES CHARGE-- CLASS A AND CLASS C SHARES

The front-end sales charge will be waived on Class A and Class C Shares purchased:

o    reinvestment of dividends and distributions;

o    through a Synovus asset allocation account;

o by persons repurchasing shares they redeemed within the last 90 days (see Repurchase of Class A or Class C Shares);

o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within [SalesCharges.FrontEnd.Repurchase.Waiver.Time] of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

o by employees, and members of their immediate family, of Synovus and its affiliates;

o    by employees and retirees of the Administrator or Distributor;

o    by Trustees and officers of The Advisors' Inner Circle Fund

o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with Synovus;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with Synovus acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A OR CLASS C SHARES

You may repurchase any amount of Class A or Class C Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A or Class C Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES. CERTAIN TAX RULES MAY LIMIT YOUR ABILITY TO RECOGNIZE A LOSS ON THE REDEMPTION OF YOUR CLASS A OR CLASS C SHARES, AND YOU SHOULD CONSULT YOUR TAX ADVISOR IF RECOGNIZING SUCH A LOSS IS IMPORTANT TO YOU.

REDUCED SALES CHARGES -- CLASS A AND CLASS C SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A or Class C Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A or Class C Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A or Class C Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A or Class C Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A or Class C Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A or Class C Shares sold subject to a sales charge. As a result, shares of the Class A or Class C Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A or Class C Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A or Class C Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES (CDSC)-- CLASS B AND CLASS C SHARES

In addition to the front-end sales charge when you purchase Class C Shares, you will also be charged a 1% CDSC if you sell your Class C Shares within one year from the date of purchase. You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your Class B Shares within six years after your purchase, you will pay a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund.

                           CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE
YEAR SINCE PURCHASE    OF DOLLAR AMOUNT SUBJECT TO CHARGE - CLASS B SHARES ONLY
--------------------------------------------------------------------------------
First                                          5.00%
Second                                         4.00%
Third                                          3.00%
Fourth                                         3.00%
Fifth                                          2.00%
Sixth                                          1.00%
Seventh                                        0.00%
Eighth                                         0.00%

The contingent deferred sales charge will be waived if you sell either your Class B or Class C Shares for the following reasons:

o    to make certain withdrawals from a qualified retirement plan (not including
     IRAs); or

o    because of death or disability.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions including brokerage firms affiliated with the Advisor or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives (will not exceed $100 per year, per individual), in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-877-SNVFUND (768-3863). The minimum amount for telephone redemptions is $100.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $500 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $2,500 you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange Retail Shares of any Fund for Retail Shares of any other Fund. You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $100.

If you exchange your shares more than four times during a year, you may be charged a $50 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. If you have elected telephone privileges on your application you may purchase and sell shares via the telephone. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers but not from a notary public. Signature guarantees are required for requests made in writing for any of the following:

o    Sales over $50,000

o    Changes to a shareholder name of record

o Redemption on an account for which the address or registration has been changed within the last 30 days

o    Sending proceeds from a redemption to a payee other than on record

o Sending proceeds from a redemption to an account with a different registration

o Changes to systematic investment, withdrawal, distribution, telephone redemption, or any other election in connection with your account.

LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address.

When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund's Retail Shares to pay distribution and service fees for the sale and distribution of its shares, and for services provided to Retail shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are 0.25%.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

Large Cap Core Equity Fund                        Quarterly
Mid Cap Value Fund                                Annually
Fixed Income Fund                                 Monthly
Georgia Tax-Free Municipal Bond Fund              Monthly

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES AN EXCHANGE OF FUND SHARES FOR SHARES OF ANOTHER SYNOVUS FUND IS TREATED THE SAME AS A SALE.

The Georgia Tax-Free Municipal Bond Fund intends to distribute income that is exempt from both federal and Georgia state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by the Fund may be taxable.

The Fixed Income Fund expects to distribute primarily ordinary income dividends.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISOR

[Synovus Funds Investment Advisors]
P.O. Box 23042
Columbus, GA 31902-1313

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated [August 31, 2001], includes detailed information about The Advisors' Inner Circle Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-877-SNVFUND (768-3863)

BY MAIL:  Write to us [Fund.Address]

BY E-MAIL:  [Fund.EmailAddress]

BY INTERNET:  [Fund.InternetAddress]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.

                         THE ADVISORS' INNER CIRCLE FUND

                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                [AUGUST 31, 2001]

                           LARGE CAP CORE EQUITY FUND
                               MID CAP VALUE FUND
                                FIXED INCOME FUND
                      GEORGIA TAX-FREE MUNICIPAL BOND FUND

                               INVESTMENT ADVISOR:
                        SYNOVUS FUNDS INVESTMENT ADVISORS

                             INVESTMENT SUB-ADVISOR:
                        STEINBERG PRIEST CAPITAL CO. INC.
                              (MID CAP VALUE FUND)

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Synovus Funds (Funds) are a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                     PAGE
     LARGE CAP CORE EQUITY FUND......................................XXX
     MID CAP VALUE FUND..............................................XXX
     FIXED INCOME FUND...............................................XXX
     GEORGIA TAX-FREE MUNICIPAL BOND FUND............................XXX
     MORE INFORMATION ABOUT RISK.....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     THE INVESTMENT ADVISOR, SUB-ADVISOR AND
         PORTFOLIO MANAGERS..........................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES..................XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................XXX
     TAXES...........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE SYNOVUS FUNDS...........................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Advisor invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP CORE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation

INVESTMENT FOCUS                        Large capitalization U.S. common stocks

SHARE PRICE VOLATILITY                  Medium

PRINCIPAL INVESTMENT STRATEGY           Investing in large capitalization common
                                        stocks which are undervalued relative to a company's earnings

INVESTOR PROFILE                        Investors who seek long-term capital
                                        appreciation and who are willing to bear the risks of investing in equity securities

INVESTMENT STRATEGY OF THE LARGE CAP CORE EQUITY FUND

The Fund invests primarily (at least 80% of its assets) in common stocks of U.S. issuers with a large capitalization (in excess of $5 billion). The Fund is managed with a goal of long-term capital appreciation and is actively managed to hold securities that the Advisor believes are of high earnings potential and management quality.

The Advisor screens over 6,000 companies for market capitalization, trading liquidity, balance sheet quality and earnings predictability. Companies that progress beyond this initial risk reduction screening are candidates for value and momentum screening. Value factors considered by the Advisor include sector relative low price to earnings and price to sales ratios, as well as dividend discount valuations. Price momentum and earnings estimates are used to identify growth stocks. The top 300 companies remaining at this point in the screening process are further reduced to approximately 75 based on macroeconomic and sector analysis. The Advisor may sell a security when it achieves a designated price target, a company's growth prospects change, or the opportunity for a better investment arises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities to investors.

PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP CORE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Advisor until [August 31, 2001]. The periods prior to [August 31, 2001] represent the performance of the common trust fund while it was managed by the Advisor. The past performance shown below has been adjusted to reflect current expenses for the Institutional Shares of the Fund. The Advisor's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

                      1993                 X.XX%
                      1994                 X.XX%
                      1995                 X.XX%
                      1996                 X.XX%
                      1997                 X.XX%
                      1998                 X.XX%
                      1999                 X.XX%
                      2000                 X.XX%

                   BEST QUARTER          WORST QUARTER
                      X.XX%                  X.XX%
                     (X/X/XX)               (X/X/XX)

* The performance information shown above is based on a calendar year. The Fund's performance from 01/01/01 to 06/30/01 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE S&P 500 COMPOSITE INDEX ("S&P 500").

LARGE CAP CORE EQUITY FUND            1 YEAR       5 YEARS      SINCE INCEPTION
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES                   X.XX%         X.XX%           X.XX%*
S&P 500                                X.XX%         X.XX%           X.XX%**

*    Since 01/31/92
**   Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               INSTITUTIONAL SHARES
-------------------------------------------------------------------
Investment Advisory Fees                               0.60%
Distribution and Service (12b-1) Fees                  None
Other Expenses                                         X.XX%
                                                       -----
Total Annual Fund Operating Expenses                   X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Advisor has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Advisor may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

        Large Cap Core Equity Fund -- Institutional Shares      1.00%

For more information about these fees, see "Investment Advisor and Sub-Advisor" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR          3 YEARS
INSTITUTIONAL SHARES                 $XXX             $XXX

MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation

INVESTMENT FOCUS                        U.S. small- to mid-cap common stocks

SHARE PRICE VOLATILITY                  Moderate to high

PRINCIPAL INVESTMENT STRATEGY           Attempts to identify companies with
                                        above average growth potential at an
                                        attractive price

INVESTOR PROFILE                        Investors who want the value of their
                                        investment to grow and who are willing
                                        to accept more volatility for the
                                        possibility of higher returns

INVESTMENT STRATEGY OF THE MID CAP VALUE FUND

The Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Sub-Advisor focuses on issuers with small to medium market capitalizations (ranging from $500 million to $10 billion) and that the Sub-Advisor believes have above average growth potential at attractive prices.

The Sub-Advisor's research of these companies is theme-driven and focuses on companies that are under-researched and are selling for less than their "private transaction value," I.E., the price an acquirer would pay to buy the company in its entirety. The Sub-Advisor evaluates whether a company's underlying business value seeks to protect against long-term capital loss. The Sub-Advisor does not consider current income in selecting investments for the Fund. The Sub-Advisor may sell a security when it exceeds the target market capitalization, a company's return prospects change, or the opportunity for a better investment arises.

PRINCIPAL RISKS OF INVESTING IN THE MID CAP VALUE FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- to mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is also subject to the risk that small- to mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE INFORMATION

The Fund is a successor to a common trust fund managed by Canterbury Trust Company ("Canterbury"), an affiliate of the Advisor, until [August 31, 2001]. The periods prior to [August 31, 2001] represent the performance of the common trust fund while it was managed by Canterbury. The Sub-Advisor uses substantially the same management strategies to manage the Fund as Canterbury used to manage the common trust fund. The Fund's predecessor commenced operations on April 3, 2000, and therefore the Fund does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  INSTITUTIONAL SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                 0.75%
Distribution and Service (12b-1) Fees                    None
Other Expenses                                           X.XX%
                                                         -----
Total Annual Fund Operating Expenses                     X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Advisor has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Advisor may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

       Mid Cap Value Fund -- Institutional Shares           1.10%

For more information about these fees, see "Investment Advisor and Sub-Advisor" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                      1 YEAR           3 YEARS
INSTITUTIONAL SHARES                   $XXX              $XXX

FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income consistent with limited
                                        price volatility

INVESTMENT FOCUS                        Fixed income obligations of the U.S.
                                        Treasury, U.S. government agencies and
                                        U.S. corporations

SHARE PRICE VOLATILITY                  Low

PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of U.S.
                                        government and corporate fixed income
                                        securities to attempt to maximize
                                        returns while minimizing risk

INVESTOR PROFILE                        Conservative investors who want to
                                        receive income with limited risk of
                                        share price volatility

INVESTMENT STRATEGY OF THE FIXED INCOME FUND

The Fund invests primarily (at least 80% of its assets) in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage-backed securities rated in one of the top two rating categories, and in U.S. corporate debt rated in one of the top three ratings categories.

The Advisor actively manages the maturity of the Fund and purchases securities which will, on average, mature in three to ten years. The Advisor monitors the Fund's allocation between the Treasury, agency and corporate sectors [for large swings due to market inefficiencies and anticipated shifts in the yield curve.] Within the corporate sector, the Advisor focuses on high credit quality and attempts to limit exposure to any one company. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in the duration or sector weighting of the Fund; to realize an aberration in a security's market capitalization; or when the Advisor otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that its investment strategy, which focuses on U.S. government and U.S. corporate fixed income securities with intermediate maturities, may perform differently than other mutual funds which focus on fixed income securities with longer maturities or invest in other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Advisor until [August 31, 2001]. The periods prior to [August 31, 2001] represent the performance of the common trust fund while it was managed by the Advisor. The past performance shown below has been adjusted to reflect current expenses for the Institutional Shares of the Fund. The Advisor's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

                         1992                 X.XX%
                         1993                 X.XX%
                         1994                 X.XX%
                         1995                 X.XX%
                         1996                 X.XX%
                         1997                 X.XX%
                         1998                 X.XX%
                         1999                 X.XX%
                         2000                 X.XX%

                      BEST QUARTER         WORST QUARTER
                         X.XX%                 X.XX%
                        (X/X/XX)              (X/X/XX)

* The performance information shown above is based on a calendar year. The Fund's performance from 01/01/01 to 06/30/01 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX.

FIXED INCOME FUND                      1 YEAR       5 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                    X.XX%         X.XX%            X.XX%*
LEHMAN BROTHERS INTERMEDIATE            X.XX%         X.XX%            X.XX%**
GOVERNMENT/CREDIT INDEX

*    Since 03/31/91
**   Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  INSTITUTIONAL SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                 0.45%
Distribution and Service (12b-1) Fees                    None
Other Expenses                                           X.XX%
                                                         -----
Total Annual Fund Operating Expenses                     X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Advisor has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Advisor may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

       Fixed Income Fund -- Institutional Shares           1.00%

For more information about these fees, see "Investment Advisor and Sub-Advisor" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR           3 YEARS
INSTITUTIONAL SHARES                  $XXX              $XXX

GEORGIA TAX-FREE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from both federal
                                        and Georgia state income taxes,
                                        consistent with preservation of capital

INVESTMENT FOCUS                        Tax-free Georgia municipal securities

SHARE PRICE VOLATILITY                  Medium

PRINCIPAL INVESTMENT STRATEGY           Invest in municipal obligations which
                                        pay interest that is exempt form both
                                        federal and Georgia state income tax

INVESTOR PROFILE                        Conservative taxable investors who want
                                        to receive current income exempt from
                                        federal and Georgia state income tax and are willing to bear the moderate risk of investing in a portfolio of intermediate-term securities affected by changes in economic conditions and governmental policies within Georgia

INVESTMENT STRATEGY OF THE GEORGIA TAX-FREE MUNICIPAL BOND FUND

The Fund invests substantially all of its assets (at least 80%) in high quality municipal securities that generate income exempt from federal and Georgia state income taxes. These securities include securities of municipal issuers located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Advisor will purchase investment grade municipal securities in an attempt to maintain an average weighted portfolio maturity of three to ten years, as determined by market conditions. As a core, general obligation, revenue, school, housing and development and insured municipal bonds are represented. The Advisor considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over or under weigh a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Lehman Brothers Seven-Year Municipal Index. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Advisor otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE GEORGIA TAX-FREE MUNICIPAL BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Georgia obligations than a mutual fund that does not have as great a concentration in Georgia.

The Fund is also subject to the risk that Georgia municipal debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Advisor until [August 31, 2001]. The periods prior to [August 31, 2001] represent the performance of the common trust fund while it was managed by the Advisor. The past performance shown below has been adjusted to reflect current expenses for the Institutional Shares of the Fund. The Advisor's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

                        1994                    X.XX%
                        1995                    X.XX%
                        1996                    X.XX%
                        1997                    X.XX%
                        1998                    X.XX%
                        1999                    X.XX%
                        2000                    X.XX%

                     BEST QUARTER           WORST QUARTER
                        X.XX%                   X.XX%
                       (X/X/XX)                (X/X/XX)

* The performance information shown above is based on a calendar year. The Fund's performance from 01/01/01 to 06/30/01 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2001 TO THOSE OF THE LEHMAN BROTHERS MUNICIPAL INDEX/7-YEAR.

GEORGIA TAX-FREE MUNICIPAL BOND FUND       1 YEAR     5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                        X.XX%      X.XX%          X.XX%*
LEHMAN BROTHERS MUNICIPAL INDEX/7-YEAR      X.XX%      X.XX%          X.XX%**

*    Since 01/31/93
**   Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Index/7-Year is an unmanaged index of investment grade municipal bonds with a maturity range of 4-6 years. The index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  INSTITUTIONAL SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                 0.45%
Distribution and Service (12b-1) Fees                    None
Other Expenses                                           X.XX%
                                                         -----
Total Annual Fund Operating Expenses                     X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Advisor has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Advisor may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

    Georgia Tax-Free Municipal Bond Fund -- Institutional Shares      1.00%

For more information about these fees, see "Investment Advisor and Sub-Advisor" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                      1 YEAR          3 YEARS
INSTITUTIONAL SHARES                   $XXX             $XXX

MORE INFORMATION ABOUT RISK

EQUITY RISK -- Equity securities include public       Large Cap Core Equity Fund
and privately issued equity securities, common        Mid Cap Value Fund
and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.
Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of fixed        Fixed Income Fund
income investments change in response to              Georgia Tax-Free Municipal
interest rate changes and other factors. During       Bond Fund
periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

     CALL RISK -- During periods of falling
     interest rates, certain debt obligations with high interest rates may be prepaid
     (or "called") by the issuer prior to
     maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

     CREDIT RISK -- The possibility that an
     issuer will be unable to make timely
     payments of either principal or interest.

     EVENT RISK -- Securities may suffer
     declines in credit quality and market
     value due to issuer restructurings or
     other factors. This risk should be reduced because of Fund's multiple holdings.

     MUNICIPAL ISSUER RISK -- There may be            Georgia Tax-Free Municipal
     economic or political changes that impact        Bond Fund
     the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

     MORTGAGE-BACKED SECURITIES --                    Fixed Income Fund
     Mortgage-backed securities are fixed
     income securities representing an interest in a pool of underlying mortgage loans.
     They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price.
     When interest rates fall, however,
     mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These secondary investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISOR AND SUB-ADVISOR

Synovus Funds Investment Advisors ("SFIA" or the "Advisor") serves as the investment advisor to the Funds. The Advisor makes investment decisions for each of the Funds, other than the Mid Cap Value Fund, and continuously reviews, supervises and administers the Funds' respective investment program. The Advisor oversees the Sub-Advisor for the Mid Cap Value Fund to ensure compliance with that Fund's investment policies and guidelines, and monitors the Sub-Advisor's adherence to its investment style. The Advisor pays the Sub-Advisor out of the fees it receives (described below). The Board of Trustees of The Advisors' Inner Circle Fund supervises the Advisor and Sub-Advisor and establishes policies that the Advisor and Sub-Advisor must follow in their management activities.

SFIA is a separate division of Synovus Trust Company operating within the asset management group. SFIA was formed in 2001 to provide asset management services to the Funds. As of September 1, 2001, SFIA had approximately $300 million in assets under management. Synovus Trust Company is the lead bank of Synovus Financial Corp. ("Synovus") and, through its asset management group, has provided investment advisory and wealth management services to its customers since 1888. Synovus is a multi-financial services holding company with over $15.2 billion in assets as of [date], and is based in Columbus, Georgia. Synovus operates banks serving communities in Georgia, Alabama, Florida and South Carolina. Synovus is a publicly held company trading on the New York Stock Exchange. For its services to the Funds, the Advisor is entitled to receive advisory fees as a percentage of average daily net assets of:

     LARGE CAP CORE EQUITY FUND                      0.60%
     MID CAP VALUE FUND                              0.75%
     FIXED INCOME FUND                               0.45%
     GEORGIA TAX-FREE MUNICIPAL BOND FUND            0.45%

The Advisor may receive less than this amount due to voluntary waiver agreements with the Funds.

Steinberg Priest Capital Co. Inc. ("Steinberg" or the "Sub-Advisor"), 12 East 49th Street, Suite 1202, New York, NY 10017-1028, serves as the investment Sub-Advisor for the Mid Cap Value Fund on a day-to-day basis. Steinberg selects, buys and sells securities for the Fund under the supervision of the Advisor and the Board of Trustees. Steinberg was founded in 1982 and since then has provided asset management services for institutional and high net worth clients.

ADDITIONAL COMPENSATION

Synovus and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust of agency accounts that invest in the Funds. Synovus may also receive compensation for acting as the Fund's investment advisor in cases where the compensation is not duplicative of the compensation those accounts pay for fiduciary and non-fiduciary services. Synovus and its affiliates may also receive compensation in connection with the following:

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, SFIA, as the Funds' investment advisor, may place trades through its affiliates providing brokerage services, including Synovus Securities, Inc., consistent with its best execution obligations and the Funds' affiliated brokerage procedures. These brokerage affiliates will generally earn commissions on these transactions. For more information on the Funds' brokerage practices, please refer to the Funds' Statement of Additional Information. Synovus Securities, Inc. is a wholly owned brokerage subsidiary of Synovus.

PORTFOLIO MANAGERS

SFIA manages the Funds using a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team.

Mark J. Brown is a Senior Vice-President and Chief Investment Officer with over 20 years experience managing trust assets. He is responsible for the Funds' overall investment strategy. Mr. Brown is a graduate of Florida State University and Southern Trust School. He joined the Synovus Asset Management team in 1996.

Megan L. Busby, CFA, is a Vice-President and Senior Portfolio Manager with over 12 years of investment experience. Ms. Busby co-manages the Fixed Income and Georgia Tax-Free Municipal Bond Funds. She holds an undergraduate degree from Georgia Institute of Technology, an MBA from Georgia State University, and has been a Chartered Financial Analyst since 1990. She joined the Synovus Asset Management team in 1987.

B. Randall Merchant is a Vice-President and Senior Portfolio Manager with over 15 years of investment management experience. Mr. Merchant co-manages the Large Cap Core Equity Fund. He is a graduate of the University of Georgia and Cannon Financial Institute. His career with the Synovus Asset Management team began in 1993.

Neal Price is a Vice-President and Senior Portfolio Manager with over 13 years of investment experience. Mr. Price co-manages the Large Cap Core Equity Fund. Mr. Price holds an MBA from Samford University, where he graduated with honors and received the Graduate Award for Outstanding Achievement. He earned a BS at the University of South Carolina. Mr. Price worked for Compass Bancshares from 1989 until he joined the Synovus Asset Management team in 1998. He is a member of the National Honors Society for Business and the Alabama Security Dealers Association.

Dan Davidson is a Vice-President and Senior Portfolio Manager with over 11 years of portfolio management experience. Mr. Davidson co-manages the Large Cap Core Equity Fund. He earned a BS degree in accounting from Auburn University and an MBA in Finance from the University of Alabama. He is a graduate of Cannon Financial Institute and began his career with the Synovus Asset Management team in 1999, after working for Compass Bancshares since 1988.

John Gross is a Vice-President and Senior Portfolio Manager with over 20 years of investment management experience. Mr. Gross co-manages the Large Cap Core Equity Fund. He graduated from the University of Missouri with a BA, the University of Nebraska with an MA, and the University of West Florida with an MBA. He holds a CFA designation. He joined the Synovus Asset Management team in 2000 after working at Bank of America since [date].

Michael A. Steinberg is a Managing Partner and Portfolio Manager/Analyst at Steinberg Priest Capital Management and co-manages the Mid Cap Value Fund with Mr. Priest. Before forming Steinberg in 1982, Michael spent five years as a partner at Sloate Weisman Murray & Steinberg, a money management and brokerage firm. That association followed almost ten years as a securities analyst, portfolio strategist, and money manager with Loeb Rhoades, which he joined after receiving an MBA from the University of California at Berkeley.

William W. Priest is a Managing Partner and Portfolio Manager/Analyst at Steinberg Priest Capital Management and co-manages the Mid Cap Value Fund with Mr. Steinberg. Bill joined Steinberg in March, 2001 as co-senior partner and portfolio manager after 29 years as a founder, portfolio manager, and CEO of BEA Associates and its successor firm, Credit Suisse Asset Management. A CPA and CFA, Bill holds an BA from Duke University and an MBA from Wharton Graduate School of Finance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Funds.

Institutional Shares are offered primarily to individuals and entities establishing certain fiduciary, trust, agency, asset allocation, custody or similar relationships with the Advisor or trust divisions or trust companies that are affiliated with Synovus Trust Company or Synovus Financial Corp. Institutional Shares may also be purchased by other qualifying financial institutions for their own accounts or for the benefit of their customers.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

o    Mail

o    Telephone

o    Wire

o    Direct Deposit, or

o    Automated Clearing House (ACH).

Institutional Shares are available for eligible investors through accounts with Synovus Trust Company or banking or brokerage affiliates that are affiliated with Synovus Trust Company or Synovus Financial Corp. or through other qualifying financial institutions. To purchase Institutional Shares, eligible Synovus customers should contact their authorized Synovus representative and other eligible customers should contact their financial institutions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect a Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Synovus Financial Corp. and certain other subsidiaries, affiliates, departments or divisions of Synovus Trust Company may require that customers maintain a minimum account or fund balance or meet certain other criteria to participate in its various accounts or programs and/or to qualify to purchase Institutional Shares. Please refer to your account agreement or contact your Synovus or other account representative for information concerning minimum account or fund balance requirements and other criteria applicable to eligibility to invest in Institutional Shares.

HOW TO SELL YOUR FUND SHARES

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-877-SNVFUND (768-3863).

[If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-877-SNVFUND (768-3863).

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange Institutional Shares of any Synovus Fund for Institutional Shares of any other Synovus Fund. You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $100. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $50 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers but not from a notary public. Signature guarantees are required for requests made in writing for any of the following:

o    Sales over $50,000

o    Changes to a shareholder name of record

o Redemption on an account for which the address or registration has been changed within the last 30 days

o    Sending proceeds from a redemption to a payee other than on record

o Sending proceeds from a redemption to an account with a different registration

o Changes to systematic investment, withdrawal, distribution, telephone redemption, or any other election in connection with your account.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

Large Cap Core Equity Fund                   Quarterly
Mid Cap Value Fund                           Annually
Fixed Income Fund                            Monthly
Georgia Tax-Free Municipal Bond Fund         Monthly

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. For tax purposes an exchange of Fund shares for shares of another Synovus Fund is treated the same as a sale.

The Georgia Tax-Free Municipal Bond Fund intends to distribute income that is exempt from both federal and Georgia state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by the Fund may be taxable.

The Fixed Income Fund expects to distribute primarily ordinary income dividends.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISOR

[Synovus Funds Investment Advisors]
P.O. Box 23024
Columbus, GA 31902-1313

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated [August 31, 2001], includes detailed information about The Advisors' Inner Circle Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-877-SNVFUND (768-3863)

BY MAIL: Write to us [Fund.Address]

BY E-MAIL: [FUND.EMAILADDRESS]

BY INTERNET: [FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.

                         THE ADVISORS' INNER CIRCLE FUND

                                THE SYNOVUS FUNDS

                           LARGE CAP CORE EQUITY FUND
                               MID CAP VALUE FUND
                                FIXED INCOME FUND
                      GEORGIA TAX-FREE MUNICIPAL BOND FUND

                       c/o The Advisors' Inner Circle Fund
                                 [PO BOX 219009]
                          [KANSAS CITY, MO 64141-9009]
                     [(TOLL FREE) 1-877-SNVFUND (76803863)]

                       Statement of Additional Information
                                [AUGUST 31, 2001]

This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectus of the Funds dated [AUGUST 31, 2001], as supplemented from time to time. You may obtain a prospectus for the Funds by contacting The Advisors' Inner Circle Fund at the address listed above.


                                TABLE OF CONTENTS

GLOSSARY
DESCRIPTION OF PERMITTED INVESTMENTS............................................
     What Investment Strategies May the Funds Use?..............................
     Debt Securities............................................................
     Derivatives................................................................
     Swaps, Caps, Collars and Floors............................................
     Equity Securities..........................................................
     [FOREIGN SECURITIES].......................................................
     Investment Companies.......................................................
     Repurchase Agreements......................................................
     Restricted Securities......................................................
     Securities Lending.........................................................
     When Issued Transactions...................................................
INVESTMENT POLICIES OF THE FUNDS................................................
     Fundamental Policies.......................................................
MANAGEMENT OF THE TRUST.........................................................
INVESTMENT ADVISORY AND OTHER SERVICES..........................................
     Investment Advisor.........................................................
     Investment Advisory Agreement..............................................
     Investment Sub-Advisory Agreement..........................................
DISTRIBUTOR.....................................................................
ADMINISTRATOR...................................................................
CUSTODIAN.......................................................................
TRANSFER AGENT..................................................................
INDEPENDENT ACCOUNTANTS.........................................................
LEGAL COUNSEL...................................................................
CODES OF ETHICS.................................................................
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................

     Selection of Brokers.......................................................
     Simultaneous Transactions..................................................
     Brokerage Commissions......................................................
CAPITAL STOCK AND OTHER SECURITIES..............................................
     Description of Shares and Voting Rights....................................
     Dividend and Distribution Options..........................................
     Shareholder Liability......................................................
     Limitation of Trustees' Liability..........................................
FEDERAL TAXES...................................................................
PURCHASE, REDEMPTION AND PRICING OF SHARES......................................
     Calculating NAV............................................................
     How the Trust Values its Assets............................................
     Purchase of Shares.........................................................
     In-Kind Purchases..........................................................
     Redemption of Shares.......................................................
     Redemptions-In-Kind........................................................
     Signature Guarantees.......................................................
     Other Redemption Information...............................................
     Exchange Privilege.........................................................
     Transfer of Shares.........................................................
PERFORMANCE CALCULATIONS........................................................
     Total Return...............................................................
     Yield......................................................................
     Comparisons................................................................
BOND RATINGS....................................................................
     Moody's Investors Service, Inc.............................................
     Standard & Poor's Rating Services..........................................
     Fitch, Inc. Ratings........................................................
     Notes......................................................................


[AUGUST 31, 2001]
[ABC-DXXX-XXXX]

THE ADVISORS' INNER CIRCLE FUND

This Statement of Additional Information (SAI) relates only to the Synovus Large Cap Core Equity Fund, the Synovus Mid Cap Value Fund, the Synovus Fixed-Income Fund and the Synovus Georgia Tax-Free Municipal Bond Fund (each a "Fund" and, together the "Funds"), each a diversified fund, except the Synovus Georgia Tax-Free Municipal Bond Fund, which is non-diversified. [WITH THE EXCEPTION OF THE MID CAP VALUE FUND,] each Fund is a successor to one or more common trust funds (each a "Predecessor Fund" and together the "Predecessor Funds"). As a result of the conversion from common trust funds, the Funds assumed all of the assets and liabilities of Predecessor Funds. Each Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest ("shares"). Shareholders at present may purchase shares of the Funds through one, two, three or four separate classes (Institutional, Class A, Class B, and Class C), which provide for variations in [SALES CHARGES, DISTRIBUTION COSTS, TRANSFER AGENT FEES, VOTING RIGHTS AND DIVIDENDS.] Each Fund is a separate mutual fund, and except for these differences, each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." Investors should read the Funds' prospectus before purchasing shares. This Statement of Additional Information relates to each class of the following Funds:

--------------------------------------------------------------------------------
FUND:                       INSTITUTIONAL      CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
Large Cap Core Equity             X               X            X            X
Fund
--------------------------------------------------------------------------------
Mid Cap Value Fund                X               X            X            X
--------------------------------------------------------------------------------
Fixed Income Fund                 X               X            X
--------------------------------------------------------------------------------
Georgia Tax-Free                  X               X
Municipal Bond Fund
--------------------------------------------------------------------------------

Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. The Trust's expense ratios are disclosed in the prospectus.

GLOSSARY

All terms that this SAI does not otherwise define have the same meaning in the SAI as they do in the Funds' prospectus.

     o    1933 ACT means the Securities Act of 1933, as amended.

     o    1934 ACT means the Securities Exchange Act of 1934, as amended.

     o    1940 ACT means the Investment Company Act of 1940, as amended.

     o ADVISOR means Synovus Funds Investment Advisors, the investment Advisor to the Funds.

     o BOARD MEMBER refers to a single member of the Trust's Board of Trustees.

     o    BOARD refers to the Trust's Board of Trustees as a group.

     o    TRUST refers to The Advisors' Inner Circle Fund.

     o    NAV is the net asset value per share of a Fund.

     o    NYSE is the New York Stock Exchange.

     o    SEC is the U.S. Securities and Exchange Commission.

     o    ADMINISTRATOR is SEI Investments Mutual Funds Services, Inc.

     o    DISTRIBUTOR is SEI Investments Distribution Co.


Capitalized terms not defined herein are defined in the Funds' prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

WHAT INVESTMENT STRATEGIES MAY THE FUNDS USE?

The Funds currently intend to use the securities and investment strategies listed below in seeking their objectives; however, they may at any time invest in any of the investment strategies described in this SAI. This SAI describes each of these investments/strategies and their risks. A Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the Funds. You can find more information concerning the limits on the ability of the Funds to use these investments in "What Are the Investment Policies of the Funds?"

       LARGE CAP CORE EQUITY FUND           FIXED INCOME FUND

       o   EQUITY SECURITIES                o   DEBT SECURITIES
       o   Short-term investments           o   Investment companies
       o   Options                          o   Repurchase agreements
       o   Investment companies             o   Restricted securities
       o   Repurchase agreements            o   Securities lending
       o   Restricted securities            o   When issued securities
       o   Securities lending
       o   When issued securities

       MID CAP VALUE FUND                   GEORGIA TAX-FREE MUNICIPAL BOND FUND

       o   EQUITY SECURITIES                o   DEBT SECURITIES
       o   Short-term investments           o   Investment companies
       o   Investment companies             o   Repurchase agreements
       o   Repurchase agreements            o   Restricted securities
       o   Restricted securities            o   Securities lending
       o   Securities lending               o   When issued securities
       o   When issued securities

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES -- U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally do not back agency securities. Agency securities are typically supported in one of three ways:

     o    by the right of the issuer to borrow from the U.S. Treasury;

     o by the discretionary authority of the U.S. government to buy the obligations of the agency; or

     o    by the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of a Fund.

CORPORATE BONDS -- Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

MUNICIPAL SECURITIES -- Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

The Advisor may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 by S&P or Prime-2 by Moody's at the time of investment or which are of equivalent quality as determined by the Advisor.

Other types of tax-exempt instruments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Advisor may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond ratings in the Appendix or commercial paper ratings stated above.

The Advisor has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the Advisor believes present minimum credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

     SPECIAL FACTORS RELATING TO GEORGIA TAX-FREE MUNICIPAL SECURITIES -- One of the nation's fastest growing states in terms of population, Georgia has benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/services economy, low average cost of living, and extensive transportation infrastructure. The State's economy has slowed somewhat since the activity associated with the 1996 Olympic games. Despite the slight decline, Georgia's job creation continues to outpace the national rate. Much of the growth has been in the business services and healthcare sectors and has been centered in the metropolitan Atlanta area. However, there can be no assurance that such growth will continue in the future.

     The State's unemployment level was [3.9%] in [APRIL, 2001], which is below the national average of [4.1%]. Per capita income in 2000 was $27,940, approximately 94% of the national average.

     As of [JULY 31, 2001,] Georgia's general obligation debt carried [AAA] ratings from Standard & Poor's, Moody's and Fitch. The ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Georgia Tax-Free Municipal Bond Fund may invest.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund's shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS -- Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES -- Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences are mortgage-backed securities:

     o    payments  of  interest  and  principal  are  more  frequent   (usually
          monthly); and

     o falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, [THUS FORCING A FUND TO REINVEST THE MONEY AT A LOWER INTEREST RATE.]

In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES -- These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion
("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepay principal monthly. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMO or REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT-TERM INVESTMENTS -- To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S.
government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS -- A Fund will only invest in a security issued by a commercial bank if the bank:

     o has total assets of at least $1 billion, or the equivalent in other currencies (based on the most recent publicly available information about the bank);

     o is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     o is a foreign branch of a U.S. bank and the Advisor believes the security is of an investment quality comparable with other debt securities that the Funds may purchase.

TIME DEPOSITS -- Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. A Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are negotiable certificates issued against Funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKER'S ACCEPTANCE -- A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER -- Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

YANKEE BONDS -- Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES."

ZERO COUPON BONDS -- These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system, under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." A Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY -- Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

A Fund that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt security held by a Fund, with the maturity of each security weighted by the percentage of the assets of the Fund it represents.

DURATION -- Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a Fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking Fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES -- The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o    INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o    PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund.

o    EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

o    CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Advisor may determine that it is of investment-grade. The Advisor may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P") and Fitch Inc. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.

The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Advisor may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Advisor monitors the rating of the security and will take such action, if any, it believes appropriate when it learns that a rating agency has reduced the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Investors can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs, alter duration or to remain fully invested. They may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the Fund will have offset any depreciation in the value of its Fund securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

TYPES OF DERIVATIVES:

FUTURES -- A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more that the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain. The Funds will incur commission expenses in either opening, closing or possibly opening and closing futures positions.

OPTIONS -- An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o    PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by (i) allowing it to expire and losing its entire premium; (ii) exercising the option and either selling (in the case of a put option); (iii) buying (in the case of a call option) the underlying instrument at the strike price; or (iv) closing it out in the secondary market at its current price.

o    SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted only to write covered options. A Fund can cover a call option by owning, at the time of selling the option:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In case of an index, the basket of securities that corresponds to the index.

A Fund can cover a put option by, at the time of selling the option:

     o    Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o    Maintaining the entire exercise price in liquid securities.

o    OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o    COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

     o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts that are traded only on exchanges regulated by the CFTC.

     o    Do not require an initial margin deposit.

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES -- A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of fund securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative.

CORRELATION OF PRICES -- A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the Fund securities it is trying to hedge. However, if the Advisor's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     o    current  and  anticipated   short-term  interest  rates,   changes  in
          volatility of the underlying instrument, and the time remaining until expiration of the contract;

     o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     o    differences   between  the  derivatives,   such  as  different  margin
          requirements,   different   liquidity   of   such   markets   and  the
          participation of speculators in such markets.

Derivatives based upon a narrow index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrow indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY -- Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     o    have to purchase or sell the instrument underlying the contract;

     o    not be able to hedge its investments; and

     o    not be able realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     o the facilities of the exchange may not be adequate to handle current trading volume;

     o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK -- If the Advisor incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on its Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

VOLATILITY AND LEVERAGE -- The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     o    actual and anticipated changes in interest rates;

     o    fiscal and monetary policies; and

     o    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of the previous day's trading. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS -- Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS -- Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES -- Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

RIGHTS AND WARRANTS -- A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS -- While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     o Factors affecting an entire industry, such as increases in production costs; and

     o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES -- Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES -- Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

[FOREIGN SECURITIES]

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Consistent with their respective investment strategies, the Funds can invest in foreign securities in a number of ways:

     o They can invest directly in foreign securities denominated in a foreign currency;

     o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     o    They can invest in investment funds.

[TYPES OF FOREIGN SECURITIES:]

AMERICAN DEPOSITARY RECEIPTS (ADRS) -- American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

INVESTMENT FUNDS -- Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of Funds that invest in such investment funds will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Advisor), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

[RISKS OF FOREIGN SECURITIES:]

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC  FACTORS -- Local  political,  economic,  regulatory,  or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o    A  foreign  government  may act  adversely  to the  interests  of U.S.
          investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION -- There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK -- The Advisor anticipates that in most cases an exchange or over-the-counter (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     o They are generally not as developed or efficient as, and more volatile, than those in the United States;

     o    They have substantially less volume;

     o Their securities tend to be less liquid and to experience rapid and erratic price movements;

     o Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

     o Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

     o They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

FOREIGN CURRENCY RISK -- While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES -- Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS -- Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o    Offer  less   protection  of  property   rights  than  more  developed
          countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

THE EURO -- The single currency for the European Economic and Monetary Union ("EMU"), began replacing the national currencies for participating member countries on January 1, 1999 and is scheduled to end in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and re-denominating many investments, currency balances and transfer mechanisms into Euros. The Funds also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Funds expect the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     o Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     o Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     o    How will existing currencies be exchanged into Euro?

     o Will suitable clearing and settlement payment systems for the new currency be created?]

INVESTMENT COMPANIES

A Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by a Fund. Like other shareholders, each Fund would pay its proportionate share of those fees. Consequently, shareholders of a Fund that invests in another investment company would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. A Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

REPURCHASE AGREEMENTS

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than seven days). The Funds normally use repurchase agreements to earn income on assets that are not invested.

When a Fund enters into a repurchase agreement it will:

     o Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     o Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (I.E., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, a Fund's right to sell the security may be restricted. In addition, the value of the security might decline before a Fund can sell it and a Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES

The Funds may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of a Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by a Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING

A Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When a Fund lends its securities, it will follow the following guidelines:

     o The borrower must provide collateral at least equal to the market value of the securities loaned;

     o The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     o The borrower must add to the collateral whenever the price of the securities loaned rises (I.E., the borrower "marks to the market" on a daily basis);

     o    The Fund must be able to terminate the loan at any time;

     o The Fund must receive reasonable interest on the loan (which may include a Fund investing any cash collateral in interest bearing short-term investments); and

     o The Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Fund could:

     o Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     o    Experience delays in recovering its securities.

WHEN ISSUED TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although a Fund may earn income on securities it has in a segregated account. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

INVESTMENT POLICIES OF THE FUNDS

A Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less (except the Georgia Tax-Free Municipal Bond Fund).

No Fund may (except where otherwise noted):

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities or securities issued by investment companies) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of each Fund's assets (except the Georgia Tax-Free Municipal Bond Fund).

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities.

     For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; technology companies will be divided according to their respective product lines and services; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

MANAGEMENT OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees. Under the Agreement and Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee** -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee** -- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JAMES R. FOGGO (DOB 06/30/64) -- President -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, t he Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

SHERRY K. VETTERLEIN (DOB 06/22/62) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 -
2000). Associate at Pepper Hamilton LLP (1997 - 1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

JENNIFER SPRATLEY (DOB 02/13/69) -- Controller and Chief Financial Officer -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

RICHARD  W.  GRANT  (DOB   10/25/45)  --   Secretary  --  1701  Market   Street,
Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

JOHN M. FORD (DOB 09/11/69) -- Assistant Secretary -- 1800 M Street, NW, Washington, DC 20036, Associate since 1998, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

THOMAS P. LEMKE (DOB 07/30/54) -- Assistant Secretary -- 1800 M Street, NW, Washington, DC 20036, Partner, Morgan, Lewis & Bockius LLP since 1999. Senior Vice President, Secretary and General Counsel, Strong Capital Management, Inc., 1994-1999.

----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

The following table exhibits expected Trustee compensation for the Trust's fiscal year ended October 31, 2000. Each of the Trust's separate series bears its proportionate share of the Trustees' compensation. Since the Synovus Funds were not a series of the Trust during the most recently completed fiscal year, the Funds did not contribute to the Trustees' compensation as detailed below.

-----------------------------------------------------------------------------------------------------------------------------
                     Aggregate Compensation    Pension or Retirement    Estimated Annual    Total Compensation from the Trust
Name of Person       for the Fiscal Year       Benefits Accrued as      Benefits Upon       and Fund Complex Paid to Trustees
                     Ended 12/31/00            Part of Fund Expenses    Retirement          for theFiscal Year Ended 12/31/00*
-----------------------------------------------------------------------------------------------------------------------------
John T. Cooney       $9,315.38                 N/A                      N/A                 $9,315.38 for service on one
                                                                                            (1) board
-----------------------------------------------------------------------------------------------------------------------------
Robert Patterson     $9,315.38                 N/A                      N/A                 $9,315.38 for service on one
                                                                                            (1) board
-----------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters     $9,315.38                 N/A                      N/A                 $9,315.38  for service on one
                                                                                            (1) board
-----------------------------------------------------------------------------------------------------------------------------
James M. Storey      $9,315.38                 N/A                      N/A                  $9,315.38  for service on one
                                                                                            (1) board
-----------------------------------------------------------------------------------------------------------------------------
George J. Sullivan   $9,315.38                 N/A                      N/A                 $9,315.38  for service on one
                                                                                            (1) board
-----------------------------------------------------------------------------------------------------------------------------
William M. Doran     $       0                 N/A                      N/A                 $       0 for service on one
                                                                                            (1) board
-----------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher     $       0                 N/A                      N/A                 $       0 for service on one
                                                                                            (1) board
-----------------------------------------------------------------------------------------------------------------------------

* For the purposes of this table, the Trust is the only investment company in the "Fund Complex."

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

Synovus Funds  Investments  Advisors (the "Advisor"),  located at 1148 Broadway,
Columbus, GA 31902-3024, serves as the investment adviser to each Fund. The Advisor manages and supervises the investment of each Fund's assets on a discretionary basis. The Advisor is chartered in Georgia with a subsidiary chartered in Florida. As of [July 31, 2001], the Advisor had approximately [$XXX] million in assets under management. In addition to the Funds, the Advisor has been providing investment management services to endowments, foundations, pension plans and high net worth individuals since [DATE].

The Advisor is a wholly-owned subsidiary of Synovus Trust Company. Synovus Trust Company is the lead bank of Synovus Financial Corp ("Synovus"). Synovus is a multi-financial services holding company with $15.2 billion in assets and based in Columbus, Georgia. Synovus operates 39 banks serving communities in Georgia, Alabama, Florida and South Carolina. Synovus is a publicly held company trading on the New York Stock Exchange.

INVESTMENT ADVISORY AGREEMENT

This section summarizes some of the important provisions of the Investment Advisory Agreement. The Trust has filed each agreement with the SEC as part of its registration statement on Form N-1A.

SERVICE PERFORMED BY ADVISOR

The Advisor:

     o    Manages the investment and reinvestment of a Fund's assets;

     o    Continuously  reviews,   supervises  and  administers  the  investment
          program of a Fund; and

     o Determines what portion of a Fund's assets will be invested in securities and what portion will consist of cash.

LIMITATION OF LIABILITY

In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its obligations and duties under the Investment Advisory Agreement or (2) reckless disregard by the Advisor of its obligations and duties under the Investment Advisory Agreement, the Advisor shall not be subject to any liability whatsoever to the Trust, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

CONTINUING AN INVESTMENT ADVISORY AGREEMENT

The Investment Advisory Agreement continues in effect for periods of one-year so long as such continuance is specifically approved at least annually by a:

     o Majority of those Board members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

     o (a) a majority of the Board members, or (b) a majority of the shareholders of the Trust.

TERMINATING AN INVESTMENT ADVISORY AGREEMENT

The Trust may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     o A majority of the Trust's shareholders vote to do so or a majority of Trust's Trustees vote to do so; and

     o It gives the Advisor not less than 30 nor more than 60 days' written notice.

The Advisor may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Trust. An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

INVESTMENT SUB-ADVISORY AGREEMENT

Steinberg Priest Capital,  Co. Inc.  ("Steinberg"),  12 East 49th Street,  Suite
1202, New York, NY 10017, serves as the investment sub-Advisor for the Mid Cap Value Fund pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") with the Trust and the Advisor. Under the Sub-Advisory Agreement, Steinberg manages the investments of the Mid Cap Value Fund on a day-to-day basis, selects investments, and places all orders for purchases and sales of the Mid Cap Value Fund's securities, subject to the general supervision of the Trustees of the Trust and the Advisor. [THE SUB-ADVISORY AGREEMENT CONTAINS PROVISIONS IDENTICAL TO THOSE OF THE INVESTMENT ADVISORY AGREEMENT.]

Steinberg is an investment counseling firm that has provided investment services to institutional and high net worth clients since 1982. As of July 31, 2001, Steinberg had approximately $XXX million of assets under management. SPC has provided investment management services since [DATE]. Steinberg's principal office is located at 12 East 49th Street, Suite 1202, New York, NY 10017-1028.

DISTRIBUTOR

Pursuant to the Distribution Agreement adopted by the Trust, SEI Investments Distribution Co. (the "Distributor") acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

INSTITUTIONAL   CLASS  DISTRIBUTION  AND  SHAREHOLDER   SERVICING  PLAN  --  The
Distributor   will  not  receive  any   compensation  for  the  distribution  of
Institution Class shares of the Funds.

CLASS A DISTRIBUTION AND SHAREHOLDER SERVICING PLAN -- Each Fund has adopted a Distribution and Shareholder Services Plan for Class A Shares (the "Class A Plan"). Under the Class A Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to
 .25% of each Fund's assets attributable to Class A Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Class A Plan permits the payment of up to .25% of each Fund's assets attributable to Class A Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

CLASS B DISTRIBUTION AND SHAREHOLDER SERVICING PLAN -- Each Fund has adopted a Distribution and Shareholder Services Plan for Class B Shares (the "Class B Plan"). Under the Class B Plan, the Distributor, or designated Service Providers, may receive up to [1.00%] of each Fund's assets attributable to Class B Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The Class B Plan allows for payment of up to [.75%] of each Fund's assets attributable to Class B Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to Class B Shares as compensation for shareholder services.

CLASS C DISTRIBUTION AND SHAREHOLDER SERVICING PLAN -- Each Fund has adopted a Distribution and Shareholder Services Plan for Class C Shares (the "Class C Plan"). Under the Class C Plan, the Distributor, or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class C Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The Class C Plan allows for payment of up to .75% of each Fund's assets attributable to Class C Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to Class C Shares as compensation for shareholder services.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES -- Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

ADMINISTRATOR

The Administrator provides the Funds with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly based on the respective Fund's asset level, at an annual rate of: .15% on the first $250 million of average daily net assets; .125% on the next $250 million of average daily net assets; and .10% on average daily net assets over $500 million. However, the Funds pay a minimum annual administration fee of $100,000, apportioned to each Fund as a percentage of its average monthly net assets, which would be increased by $15,000 per additional class.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party to the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to a Fund or the Trust, effective upon the liquidation of the Fund or the Trust, as the case may be.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a "regulated investment company" ("RIC") under provisions of the Internal Revenue Code of 1986, as
amended  (the  "Code").   The  term  "expenses"  is  defined  in  such  laws  or
regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

CUSTODIAN

First Union National Bank, 125 South Broad Street, Philadelphia, PA 19109 (the "Custodian") acts as custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

TRANSFER AGENT

Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101 serves as the Trust's transfer agent.

INDEPENDENT ACCOUNTANTS

[TBD] serves as independent accountant for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. [THE CODES FURTHER REQUIRE CERTAIN ACCESS PERSONS TO OBTAIN APPROVAL BEFORE INVESTING IN INITIAL PUBLIC OFFERINGS AND LIMITED OFFERINGS.] Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, a Fund's Advisors or Sub-Advisor may select a broker based upon brokerage or research services provided to the Advisor or Sub-Advisor. The Advisor or Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") provides that the Advisor and Sub-Advisor, under certain circumstances, will not be deemed to have breached its fiduciary duty solely by causing the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor and Sub-Advisor believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisors or sub-Advisors might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisors or sub-Advisors may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor and Sub-Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor and Sub-Advisor under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the Advisors or sub-Advisors are not reduced as a result of the receipt of research services.

In some cases an Advisor or sub-Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor or sub-Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor or sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor or sub-Advisor faces a potential conflict of interest, but the Advisor or sub-Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisors or Sub-Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMULTANEOUS TRANSACTIONS

The Advisor makes investment decisions for each Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the Advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The Advisor strives to allocate such transactions among its clients, including the Funds, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Trust's Board of Trustees periodically reviews the various allocation methods used by the Advisor.

BROKERAGE COMMISSIONS

EQUITY SECURITIES

Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

DEBT SECURITIES

Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

CAPITAL STOCK AND OTHER SECURITIES

DESCRIPTION OF SHARES AND VOTING RIGHTS

The Declaration of Trust authorizes the issuance of an unlimited number of Funds and shares of each Fund, each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Board may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Trust will not hold annual meetings except when required to by the 1940 Act or other applicable law.

DIVIDEND AND DISTRIBUTION OPTIONS

There are three ways for shareholders to receive dividends and capital gains:

     o Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     o Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     o    Income dividends and capital gains distributions are paid in cash.

The Trust sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Board, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Board Member shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment Advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Board Members and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Board Member against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

FEDERAL TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax Advisors with specific reference to their own tax situation, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

In order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or businesses.

If a Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends (to the extent of a Fund's current and accumulated earnings and profits), although corporate shareholders could be eligible for the dividends received deduction. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

A Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

In addition, to avoid federal excise taxes, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to avoid imposition of these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Each Fund may receive income in the form of dividends and interest on investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

A Fund may also derive capital gains and losses in connection with sales or other dispositions of its securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on a Fund. Capital gains distributions (short and long) are taxable to you whether you take them in cash or in additional shares.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared. If you have not held Fund shares for a full year, a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during your period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis a Fund and may result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Each Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction and, if applicable, the amount of exempt-interest dividends.

In certain cases, a Fund will be required to withhold, and remit to the Internal Revenue Service ("IRS") 31% of any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the IRS; or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange shares of one Fund for shares of a different Fund, you may realize a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that your realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in same Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

The Georgia Tax-Free Municipal Bond Fund intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Fund's net tax-exempt interest income will be "exempt interest dividends" that are excluded from your gross income for federal income tax purposes, but may have federal alternative minimum tax consequences, as discussed below.

Interest on certain private activity bonds, while still exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending upon your individual or corporate tax position. Corporate taxpayers must include all exempt-interest dividends when calculating their "adjusted current earnings" as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income subject to the alternative minimum tax. Persons who are defined under the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying such shares.

Exempt interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Georgia Tax-Free Municipal Fund will not be deductible for federal income tax purposes.

Exempt interest dividends from interest earned on municipal securities of the State of Georgia or its political subdivisions generally are exempt from Georgia state income tax. Investments in municipal securities of other states do not qualify for tax-free treatment in Georgia.

Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in a Fund. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

PURCHASE, REDEMPTION AND PRICING OF SHARES

CALCULATING NAV -- HOW THE TRUST VALUES ITS ASSETS

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. For purposes of this calculation:

     o    Liabilities include accrued expenses and dividends payable; and

     o Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established [OR] ratified by the Board of Trustees.

Each Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m., Easter time. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE OF SHARES

Financial intermediaries may enter confirmed purchase orders for shares on behalf of their customers. To do so, the financial intermediary must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Trust must receive proper payment for the order by the time the Trust calculates its NAV on the following business day. Financial intermediaries are responsible to their customers and the Trust for timely transmission of all subscription and redemption requests, investment information, documentation and money.

Shareholders can buy full and fractional (calculated to three decimal places) shares of a Fund. The Trust will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

The Trust may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of a Fund's shares.

IN-KIND PURCHASES

At its discretion, the Trust may permit shareholders to purchase shares of a Fund with securities, instead of cash. If the Trust allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "Calculating NAV - How the Trust Values it Assets" at the next determination of net asset value after acceptance. The Trust will issue shares of the Fund at the NAV of the Fund determined as of the same time.

The Trust will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Trust will only accept in-kind purchases if the transaction meets the following conditions:

     o    The securities are eligible investments for a Fund;

     o    The securities have readily available market quotations;

     o The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

     o All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Trust by the investor upon receipt from the issuer; and

     o Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of the net assets of the Fund. This condition does not apply to U.S. government securities.

Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

REDEMPTION OF SHARES

When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the Fund.

BY MAIL -- Requests to redeem shares must include:

     o    Share certificates, if issued;

     o A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

     o    Any required signature guarantees (see "Signature Guarantees"); and

     o    Any   other   necessary   legal   documents   for   estates,   trusts,
          guardianships,   custodianships,   corporations,  pension  and  profit
          sharing plans and other organizations.

BY TELEPHONE -- Shareholders may not do the following by telephone:

     o Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed; or

     o    Redeem shares represented by a certificate.

The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

REDEMPTIONS-IN-KIND

If the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Trust to make payment wholly or partly in cash, the Trust may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Trust in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of Fund securities received in payment of redemptions.

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Trust at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Trust. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

SIGNATURE GUARANTEES

The Trust requires signature guarantees for certain types of documents, including:

     o    Written requests for redemption;

     o Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

     o    On all stock certificates tendered for redemption.

The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Trust and its transfer agent from fraud.

The Trust will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION

Normally, the Trust will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Trust will pay your redemption proceeds earlier as applicable law so requires.

When the Trust may suspend redemption privileges or postpone the date of payment:

     o    when the NYSE and custodian bank are closed;

     o    when trading on the NYSE is restricted;

     o during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it, or to fairly determine the value of its assets; or

     o    for such other periods as the SEC may permit.

EXCHANGE PRIVILEGE

The exchange privilege is only available with respect to Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The shares of the Funds do not charge a sales commission or charge of any kind for exchanges.

Neither the Trust nor any of its service providers will be responsible for the authenticity of any purchase, redemption or exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Trust and its shareholders.

TRANSFER OF SHARES

Shareholders may transfer shares of the Trust to another person by making a written request to the Trust. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

Each Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. Each Fund calculates its current yield and average annual total return information according to the methods required by the SEC. The performance is calculated separately for each Fund. The Funds may include in advertisements and sales material performance information as permitted by applicable regulatory requirements.

TOTAL RETURN

Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

The Trust calculates the average annual total return of a Fund by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis.

     The Trust calculates these figures according to the following formula:

     P (1 + T)/n/ = ERV

     Where:
     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10-year periods at the end of the 1, 5 or 10- year periods (or fractional portion thereof).

Set forth in the table below are the Predecessor Funds' average annual returns for the one-year period and the five-year period ended December 31, 2000 and the shorter of the ten-year period ended December 30, 2000 or the period from a Fund's inception date through December 31, 2000.

------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES:                        1 YEAR         5 YEARS         10 YEARS         SINCE          INCEPTION
                                                                                           INCEPTION           DATE
------------------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund                   xx.xx%          xx.xx%          xx.xx%          xx.xx%          xx/xx/xx

------------------------------------------------------------------------------------------------------------------------

Mid Cap Value Fund                           xx.xx%          xx.xx%          xx.xx%          xx.xx%          xx/xx/xx

------------------------------------------------------------------------------------------------------------------------

Fixed Income Fund                            xx.xx%          xx.xx%          xx.xx%          xx.xx%          xx/xx/xx

------------------------------------------------------------------------------------------------------------------------

Georgia Tax-Free Municipal Bond Fund         xx.xx%          xx.xx%          xx.xx%          xx.xx%          xx/xx/xx

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

RETAIL SHARES:                               1 YEAR         5 YEARS         10 YEARS         SINCE          INCEPTION
                                                                                           INCEPTION           DATE
------------------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund                   xx.xx%          xx.xx%          xx.xx%          xx.xx%          xx/xx/xx

------------------------------------------------------------------------------------------------------------------------

Mid Cap Value Fund                           xx.xx%          xx.xx%          xx.xx%          xx.xx%          xx/xx/xx

------------------------------------------------------------------------------------------------------------------------

Fixed Income Fund                            xx.xx%          xx.xx%          xx.xx%          xx.xx%          xx/xx/xx

------------------------------------------------------------------------------------------------------------------------

Georgia Tax-Free Municipal Bond Fund         xx.xx%          xx.xx%          xx.xx%          xx.xx%          xx/xx/xx

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YIELD

Yield refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period, include any fees charged to all shareholders during the base period.

     Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)6-1]

     Where:
     a    =    dividends and interest earned during the period
     b    =    expenses accrued for the period (net of reimbursements)
     c    =    the average daily number of shares  outstanding during the period that were entitled to receive income distributions
     d    =    the  maximum  offering  price  per  share  on the last day of the period.

COMPARISONS

A Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices. This information may also be included in sales literature and advertising.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Trust may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages.

In assessing such comparisons of performance, an investor should keep in mind:

     o that the composition of the investments in the reported indices and averages is not identical to the composition of investments in a Fund;

     o    that the indices and averages are generally unmanaged; and

     o that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its performance; and

     o    that shareholders cannot invest directly in such indices or averages.

In addition, there can be no assurance that a Fund will continue this performance as compared to such other averages.

BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS

       aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

       aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a An issue which is rated "a" is considered to be an upper- medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

       baa An issue that which is rated "baa" is considered to be a medium--grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

       ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

       b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

       caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

       ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

       c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

       plus (+) or Moody's applies numerical modifiers 1, 2, and 3 in each minus (-) rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS -- TAXABLE DEBT & DEPOSITS GLOBALLY

       Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

       A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca     Bonds  which  are  rated  Ca  represent   obligations   which  are
              speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              This rating applies only to U.S. Tax-Exempt Municipals Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM -- TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime     Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue  credit  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.     Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

       The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

       AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

       AA     An   obligation   rated  "AA"  differs  from  the  highest   rated
              obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

       BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

       CCC An obligation rated "CCC" is currently vulnerable to non- payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

       CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

       C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to non-payment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

       D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

       r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

       N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

       Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     SHORT-TERM ISSUE CREDIT RATINGS

       A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

       A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS

Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH, INC. RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

       Investment Grade

       AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

       AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

       BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

       Speculative Grade

       BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

       B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

       CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

       DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, I.E., below 50%.

                     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

       INTERNATIONAL SHORT-TERM CREDIT RATINGS

       F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

       F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

       F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

       B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

       C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

       D      Default. Denotes actual or imminent payment default.

NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1".

"NR" indicates that Fitch, Inc. does not rate the issuer or issue in question.

"Withdrawn:" A rating is withdrawn when Fitch, Inc. deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 46

Item 23. Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the
               Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the
               Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.


(b)(2)         Registrant's Amended and Restated By-Laws are filed herewith.


(c)            Not Applicable.

(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit
               (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.

(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.

(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on

               February 1, 1995 is  incorporated  herein by reference to exhibit
               (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.


(d)(8) Investment Advisory Agreement between Registrant and LSV Asset Management Company is filed herewith.


(d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(d)(10) Investment Advisory Agreement between Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 12, 2001.

(d)(11) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to exhibit
               (d)(11) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.

(d)(12)        Investment   Advisory  Agreement  between  Registrant  and  Toews
               Corporation with respect to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund is filed herewith.

(d)(13) Investment Advisory Agreement between Registrant and Prospect Asset Management with respect to The Japan Smaller Companies Fund is filed herewith.

(d)(14) Form of Investment Advisory Agreement between Registrant and Synovus Funds Investment Advisors is filed herewith.

(d)(15) Form of Investment Sub-Advisory Agreement between Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital, Co., Inc. is filed herewith.


(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit
               (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(f)            Not Applicable.

(g)(1)         Custodian  Agreement between  Registrant and CoreStates Bank N.A.
               originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.

(g)(2) Amended Custodian Agreement dated between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.


(g)(3) Form of Amendment to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (formerly, Corestates Bank, N.A.) is filed herewith.

(g)(4) Form of Custodian Agreement between the Registrant and Union Bank of California, N.A. is filed herewith.

(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak
               Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.

(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit
               (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to exhibit (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(10) Form of Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit
               (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A

               (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit
               (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit (h)(18) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit (h)(19) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(h)(22) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(h)(23) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit
               (h)(23) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

(h)(24) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment No.

               42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

(h)(25) LSV Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

(h)(26) HGK Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(26) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.


(h)(27) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is filed herewith.

(h)(28) Toews Corporation Contractual Fee Waiver Agreement is filed herewith.


(i)            Not Applicable.

(j)            Not Applicable.

(k)            Not Applicable.

(l)            Not Applicable.

(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

(n)            Not Applicable.

(o) Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.


(p)(1) Revised SEI Investments Company Code of Ethics and Insider Trading Policy is filed herewith.


(p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(3) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(4) Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(5) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(6) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.

(p)(8) MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(9) Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(p)(10) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.


(p)(11)        Prospect Asset Management Code of Ethics is filed herewith.


(q)(1)         Powers of Attorney for John T. Cooney,  William M. Doran,  Robert
               A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, and James R. Foggo are incorporated herein by reference to exhibit (q) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(q)(2) Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.  Indemnification:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.

HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
---------------------------------------- -------------------------------------- --------------------------------------

AIG CAPITAL MANAGEMENT CORP.

AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
William Naughton Dooley, Director        American International Group, Inc.     Senior Vice President of Financial
                                         AIG Global Investment Corp (Europe)    Services
                                         Ltd.                                   Director
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Alan Latz, Director               American International Group, Inc.     Chief Financial Officer of Financial
                                                                                Services Division
---------------------------------------- -------------------------------------- --------------------------------------
Carol A. McFate, Director                American International Group, Inc.     Treasurer & Vice President,
                                                                                Assistant Treasurer (6/98), Director
                                                                                of Financial Services (12/98)
---------------------------------------- -------------------------------------- --------------------------------------
Win Jay Neuger, Director and Chairman,   AIG Global Investment Corp.            Director, Chairman, CEO, CIO
                                         AIG Asset Management, Ltd.             Director
                                         AIG Global Investment Group, Inc.      Director
                                         AIG International Group, Inc.          Senior Vice President,
                                                                                Chief Investment Officer
                                         AIG Investment Corp, (Europe), Ltd.    Director
---------------------------------------- -------------------------------------- --------------------------------------
Helen Stefanis, Director, President      American International Group, Inc.     Director of Structured Finance and
                                         AIG Capital Corp.                      Investments
                                         AIG Equity Sales Corp.                 Vice President
                                                                                Reg. Rep. and Director
---------------------------------------- -------------------------------------- --------------------------------------
Neil Anthony Daniele, Compliance         AIG Global Investment Corp.            Compliance Officer
Officer
---------------------------------------- -------------------------------------- --------------------------------------
Neil Friedman,                           American International Group, Inc.     Various Comptrollership Positions
Vice President, Comptroller
---------------------------------------- -------------------------------------- --------------------------------------
George Coheleach, Vice President,        AIG Capital Corp.                      Vice President
Senior Portfolio Manager                 AIG Funding, Inc.                      Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Edward Jay Lieber, Vice President,       AIG Capital Corp.                      Vice President
Portfolio Manager                        AIG Funding, Inc.                      Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew Cabezas-Buhse, Assistant         AIG Funding, Inc.                      Assistant Portfolio Manager
Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------
Peter Michael Yu,                        AIG Capital Partners, Inc.             Director, CEO, President
Managing Director, Vice President
---------------------------------------- -------------------------------------- --------------------------------------

FIRST MANHATTAN CO.

First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, General                   Sequa Corporation                  Member, Board of Directors
Partner
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, General Partner                        --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, General Partner                            --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, General Partner                       --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, General Partner                      --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, General Partner                     --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, General Partner                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, General Partner                     --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, General Partner                           --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, General Partner                       --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, General Partner                      --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, General Partner                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, General Partner,                         --                                      --
General Counsel
---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., General Partner                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, General Partner                         --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, General Partner                       --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, General Partner                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, General Partner                            --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, General Partner                        --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------

CLARION CRA SECURITIES, L.P.

Clarion CRA Securities, L.P. (formerly CRA Real Estate Securities, L.P.) is the investment adviser for the CRA Realty Shares Portfolio. The principal address of Clarion CRA Securities, L.P. is Suite 205, 259 North Radnor-Chester Road, Radnor, PA 19087.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Thomas Ritson Ferguson, III, Managing                     --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Jarrett Burt Kling, Managing Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth Dale Campbell, Co-Chief          CRA Real Estate Securities, Inc.       Managing Director (11/98)
Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
John Alexander Weisz, President          Clarion Partners, LLC                  President
---------------------------------------- -------------------------------------- --------------------------------------
Stephen Joel Furnary, Chairman           Clarion Partners, LLC                  Chairman
---------------------------------------- -------------------------------------- --------------------------------------
Charles Grossman, Executive Vice         Clarion Partners, LLC                  Executive Vice President
President
---------------------------------------- -------------------------------------- --------------------------------------
Arnoldus Wilhelm Veenhuysen, Managing    Clarion Partners, LLC                  Managing Director
Director
---------------------------------------- -------------------------------------- --------------------------------------
Sherry Lyn Rexford, Director             Campbell-Radnor Advisors, Inc.         Vice President (11/98)
---------------------------------------- -------------------------------------- --------------------------------------

LSV ASSET MANAGEMENT COMPANY

LSV Asset Management Company is an investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company is 181 West Madison Avenue, Chicago, Illinois 60602. LSV Asset Management Company is an investment adviser registered under the Advisers Act.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Lakonishok Corporation, General Partner                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Shleifer Corporation, General Partner                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

GLB FUND MANAGEMENT, INC.

GLB Fund Management, Inc. is the investment adviser to the GLB New Opportunity Growth Fund. The principal address of GLB Fund Management, Inc., is 510 King Street, Suite 315A, Alexandria, VA 22314.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Robert Francis Black, Chief Investment   Goodwyn, Long & Black Investment       President
Officer                                  Management, Inc.
                                         Mercury Capital Management, LLC        Manager, Co-owner
---------------------------------------- -------------------------------------- --------------------------------------
Patrick Matthew Walsh,                   Goodwyn, Long & Black Investment       Treasurer, Director of Operations
                                         Mercury Capital Management, LLC        Director, Co-owner
---------------------------------------- -------------------------------------- --------------------------------------
Robert Eugene Long, Chief Executive      Goodwyn, Long & Black Investment       Vice President
Officer                                  Management, Inc.
                                         Emerald City Radio Partners, Inc.      Chief Executive Officer
                                         Goodwyn, Long Investment Management,
                                         Inc.                                   Chairman (1/99)
                                         Business News Network, Inc.
                                                                                President, Chief Executive Officer
                                                                                (6/98)
---------------------------------------- -------------------------------------- --------------------------------------
Wilfred Lacy Goodwyn, Director           Goodwyn, Long & Black Investment       Chairman
                                         Management, Inc.
                                         Goodwyn, Long Investment Management,   President (1/99)
                                         Inc.
---------------------------------------- -------------------------------------- --------------------------------------

STERLING CAPITAL MANAGEMENT COMPANY

Sterling Capital Management Company is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Mark Whitaker Whalen, President and                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
David Michael Ralston, Ex. Vice                           --                                     --
President and Director
---------------------------------------- -------------------------------------- --------------------------------------
Alexander Worth McAlister, Sr. Vice                       --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Mary Dupere Chaney, Vice President and                    --                                     --
Treasurer, Secretary
---------------------------------------- -------------------------------------- --------------------------------------
Mary Weeks Fountain, Vice                                 --                                     --
President/Fixed Income Portfolio Mgr.
---------------------------------------- -------------------------------------- --------------------------------------
James Finrey Eaterlin, Sr. Vice          Legg Mason                             Vice President/Equity Analyst (1/98)
President/Equity Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------
Eduardo Alejandro Brea, Sr. Vice                          --                                     --
President/Equity Portfolio Mgr.
---------------------------------------- -------------------------------------- --------------------------------------

TOEWS CORPORATION

Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Portfolio and Toews Nasdaq-100 Hedged Index Portfolio. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. DiMarco, Associated Person                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Phillip R. Toews, President                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

PROSPECT ASSET MANAGEMENT, INC.

Prospect Asset Management, Inc. is the investment adviser to the Prospect Japan Fund. The principal address of Prospect Asset Management is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Curtis Freeze                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

SYNVOUS FUND INVESTMENT ADVISORS

Synvous Fund Investment Advisors is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Fixed Income Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Fund Investment Advisors is P.O. Box 23024, Columbus, GA 31902-1313.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Bill Perkins                             1st Commerce Corp.                     Trust, Private Banking Broker
President                                                                       (1987-1998)

George Flowers                           Westclox                               Credit Officer (1979-1980)
President                                Synovus Trust Company                  President

Mark J. Brown                            Synovus Trust Company                  Senior Vice-President & CIO since 1996
Senior Vice-President & CIO

Walter M. Deriso                         Security Bank and Trust                President $ CEO (Jan. 1991-1997)
Chairman                                 Synovus Financial Corp.                Vice Chairman (Jan. 1997-Present)

---------------------------------------- -------------------------------------- --------------------------------------

STEINBERG PRIEST CAPITAL MANAGEMENT CO., INC

Steinberg Priest Capital Management Co., Inc is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Priest Capital Management Co., Inc is 12 East 49th Street, Suite 1202, New York, New York 10017.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director  since 1982
Director

Steven L. Feld                           Financial Clearing Services Corp.      Vice President (June 1985-Jan. 1990)
Vice President                           Michael A. Steinberg & Co., Inc.       Vice President since Aug. 1985

Virginia C. Clark                        Merrill Lynch, Pierce, Fenner & Smith  Block Trader (Jul. 1975-Oct. 1996)
Head Trader                              Michael A. Steinberg & Co., Inc.       Head Trader since Oct. 1986

Janet Kappenberg Navon                   Atlantic Asset Management Partners LLC Senior Vice President & Portfolio
Portflio Manager & Analyst                                                      Stategist (Jul. 1995-May 1998)


Jay Petschek                             Landenberg Thalman Fund Management, Inc   President (Sept. 1997-June 2000)
Managing Director                        Opportunity Advisers, LLC              President (Jan. 2000-Present)
                                         Michael A. Steinberg & Co., Inc.       Registered Rep. (June 2000-Present)

William W.Preist                         BEA Associates                         CEO, Chairman of the Executive Committee,
                                                                                Managing Director and Portfolio Manager
                                                                                (June 1992-Dec. 1997)
                                         Credit Suisse Asset Management, LLC    CEO, Chairman of the Managing Committee,
                                                                                Managing Director and Portfolio Manager
                                                                                (Jan. 1998-Apr. 2000)



Portflio Manager & Analyst
---------------------------------------- -------------------------------------- --------------------------------------

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Pillar Funds                                              February 28, 1992
STI Classic Funds                                             May 29, 1992
First American Funds, Inc.                                    November 1, 1992
First American Investment Funds, Inc.                         November 1, 1992
The Arbor Fund                                                January 28, 1993
The PBHG Funds, Inc.                                          July 16, 1993
The Achievement Funds Trust                                   December 27, 1994
Bishop Street Funds                                           January 27, 1995
STI Classic Variable Trust                                    August 18, 1995
ARK Funds                                                     November 1, 1995
Huntington Funds                                              January 11, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                     April 28, 1996
SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                           October 1, 1996
HighMark Funds                                                February 15, 1997
Armada Funds                                                  March 8, 1997
PBHG Insurance Series Fund, Inc.                              April 1, 1997
The Expedition Funds                                          June 9, 1997
Alpha Select Funds                                            January 1, 1998
Oak Associates Funds                                          February 27, 1998
The Nevis Fund, Inc.                                          June 29, 1998
CNI Charter Funds                                             April 1, 1999
The Armada Advantage Fund                                     May 1, 1999
Amerindo Funds Inc.                                           July 13, 1999

Huntington VA Funds                                           October 15, 1999
Friends Ivory Funds                                           December 16, 1999
iShares Inc.                                                  January 28, 2000
SEI Insurance Products Trust                                  March 29, 2000
iShares Trust                                                 April 25, 2000
Pitcairn Funds                                                August 1, 2000
First Omaha Funds, Inc.                                       October 1, 2000
JohnsonFamily Funds, Inc.                                     November 1, 2000
Millennium Funds                                              November 1, 2000

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           POSITION AND OFFICE                                  POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                     WITH REGISTRANT
-------------------------------------------------------------------------------------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                  --
Richard B. Lieb            Director, Executive Vice President                            --
Carmen V. Romeo            Director                                                      --
Mark J. Held               President & Chief Operating Officer                           --
Dennis J. McGonigle        Executive Vice President                                      --
Robert M. Silvestri        Chief Financial Officer & Treasurer                           --
Todd Cipperman             Senior Vice President & General Counsel                       --
Leo J. Dolan, Jr.          Senior Vice President                                         --
Carl A. Guarino            Senior Vice President                                         --
Jack May                   Senior Vice President                                         --
Hartland J. McKeown        Senior Vice President                                         --
Kevin P. Robins            Senior Vice President                                         --
Patrick K. Walsh           Senior Vice President                                         --
Wayne M. Withrow           Senior Vice President                                         --
Robert Aller               Vice President                                                --
John D. Anderson           Vice President & Managing Director                            --
Timothy D. Barto           Vice President & Assistant Secretary                   Vice President &
                                                                                Assistant Secretary
Robert Crudup              Vice President & Managing Director                            --
Richard A. Deak            Vice President & Assistant Secretary                          --
Scott W. Dellorfano        Vice President & Managing Director                            --
Barbara Doyne              Vice President                                                --
Jeff Drennen               Vice President                                                --
Scott C. Fanatico          Vice President & Managing Director                            --

Vic Galef                  Vice President & Managing Director                            --
Steven A. Gardner          Vice President & Managing Director                            --
Lydia A. Gavalis           Vice President & Assistant Secretary                   Vice President
                                                                                & Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                          --
Kathy Heilig               Vice President                                                --
Jeff Jacobs                Vice President                                                --
Samuel King                Vice President                                                --
John Kirk                  Vice President & Managing Director                            --
Kim Kirk                   Vice President & Managing Director                            --
John Krzeminski            Vice President & Managing Director                            --
Alan H. Lauder             Vice President                                                --
Paul Lonergan              Vice President & Managing Director                            --
Ellen Marquis              Vice President                                                --
Christine M. McCullough    Vice President & Assistant Secretary                   Vice President
                                                                                & Assistant Secretary
Carolyn McLaurin           Vice President & Managing Director                            --
Mark Nagle                 Vice President                                                --
Joanne Nelson              Vice President                                                --
Cynthia M. Parrish         Vice President & Secretary                                    --
Rob Redican                Vice President                                                --
Maria Rinehart             Vice President                                                --
Steve Smith                Vice President                                                --
Daniel Spaventa            Vice President                                                --
Kathryn L. Stanton         Vice President                                                --
Lori L. White              Vice President & Assistant Secretary                          --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                   Vice President
                                                                                & Assistant Secretary

Item 28.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

                  First Union National Bank
                  125 Broad Street
                  Philadelphia, PA 19109

     (b)/(c) With respect to Rules 31a-1(a);  31a-1 (b)(1),(4);  (2)(C) and (D);
(4); (5);  (6);  (8); (9);  (10);  (11);  and 31a-1(f),  the required  books and records are maintained at the offices of Registrant's Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, PA 19456

     (c) With  respect to Rules 31a-1  (b)(5),  (6), (9) and (10) and 31a-1 (f),
the required books and records are maintained at the offices of the Registrant's
Advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Capital Management Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  CRA Real Estate Securities L.P.
                  Suite 205
                  259 North Radnor-Chester Road
                  Radnor, PA 19087

                  LSV Asset Management Company
                  200 W. Madison Street, 27th Floor
                  Chicago, Illinois 60606

                  GLB Fund Management, Inc.
                  510 King Street, Suite 315A
                  Alexandria, VA 22314

                  Sterling Capital Management Company
                  One First Union Center
                  301 S. College Street, Suite 3200
                  Charlotte, NC 28202

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, PA 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, HI 96825

                  Synvous Fund Investment Advisors
                  P.O. Box 23024
                  Columbus, GA 31902-1313

                  Steinberg Priest Capital Management Co., Inc.
                  12 East 49th Street, Suite 1202
                  New York, New York 10017

Item 29.  Management Services: NONE.

Item 30.  Undertakings: NONE.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 46 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 22nd day of June, 2001.

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By:  /S/ JAMES R. FOGGO
                                                      --------------------------
                                                 James R. Foggo, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

            *                           Trustee                    June 22, 2001
-------------------------------
John T. Cooney

            *                           Trustee                    June 22, 2001
-------------------------------
William M. Doran

            *                           Trustee                    June 22, 2001
-------------------------------
Robert A. Nesher

            *                           Trustee                    June 22, 2001
-------------------------------
Robert A. Patterson

            *                           Trustee                    June 22, 2001
-------------------------------
Eugene Peters

            *                           Trustee                    June 22, 2001
-------------------------------
George J. Sullivan, Jr.

            *                           Trustee                    June 22, 2001
-------------------------------
James M. Storey

  /S/ JAMES R. FOGGO                    President                  June 22, 2001
-------------------------------
James R. Foggo

  /S/ JENNIFER SPRATLEY                 Controller &               June 22, 2001
-------------------------------         Chief Financial Officer
Jennifer Spratley

*By:       /S/ JAMES R. FOGGO
         ----------------------
         James R. Foggo
         Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No. and  Description

Item 23.       Exhibits:

EX-99.A1 Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.A2 Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the
               Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

EX-99.A3 Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the
               Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.B1 Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.


EX-99.B2       Registrant's Amended and Restated By-Laws are filed herewith.


EX-99.C        Not Applicable.

EX-99.D1 Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit
               (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.

EX-99.D2 Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.

EX-99.D3 Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A

               (File  No.  33-42484)  filed  with the  Securities  and  Exchange
               Commission on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

EX-99.D4 Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

EX-99.D5 Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.D6 Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.D7 Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.


EX-99.D8 Investment Advisory Agreement between Registrant and LSV Asset Management Company is filed herewith.


EX-99.D9 Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.D10      Investment  Advisory  Agreement  between  Registrant and Sterling
               Partners Capital  Management is incorporated  herein by reference
               to  exhibit  (d)(10)  of  Post-Effective   Amendment  No.  45  to
               Registrant's  Registration  Statement  on  Form  N-1A  (File  No.
               33-42484), filed with the Securities and Exchange Commission on April 12, 2001.

EX-99.D11      Investment Advisory Agreement between the Registrant and GLB Fund
               Management,  Inc. is incorporated  herein by reference to exhibit
               (d)(11)  of  Post-Effective  Amendment  No.  41  to  Registrant's
               Registration  Statement on Form N-1A

               (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.


EX-99.D12      Investment   Advisory  Agreement  between  Registrant  and  Toews
               Corporation with respect to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund is filed herewith.

EX-99.D13      Investment  Advisory  Agreement  between  Registrant and Prospect
               Asset Management with respect to The Japan Smaller Companies Fund is filed herewith.

EX-99.D14      Form of Investment  Advisory  Agreement  between  Registrant  and
               Synovus Funds Investment Advisors is filed herewith.

EX-99.D15      Form of Investment  Sub-Advisory  Agreement  between  Registrant,
               Synovus Funds  Investment  Advisors and Steinberg Priest Capital,
               Co., Inc. is filed herewith.


EX-99.E1 Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit
               (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

EX-99.E2 Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

EX-99.E3 Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.F        Not Applicable.

EX-99.G1 Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.

EX-99.G2 Amended Custodian Agreement dated between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.


EX-99.G3 Form of Amendment to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (formerly, Corestates Bank, N.A.) is filed herewith.

EX-99.G4 Form of Custodian Agreement between the Registrant and Union Bank of California, N.A. is filed herewith.


EX-99.H1 Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak
               Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.H2 Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

EX-99.H3 Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

EX-99.H4 Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.H5 Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit
               (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.H6 Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H7 Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit

               (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H8 Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to exhibit (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H9 Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H10      Form of Shareholder Servicing Agreement for AIG Money Market Fund
               is incorporated  herein by reference to Post-Effective  Amendment
               No. 32 to Registrant's  Registration Statement on Form N-1A (File
               No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H11      Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment
               No. 32 to Registrant's  Registration Statement on Form N-1A (File
               No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H12      Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the  Administration  Agreement  dated  November  14,  1991  as amended and  restated  May 17, 1994  between  Registrant  and SEI
               Financial  Management   Corporation  is  incorporated  herein  by
               reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No.
               33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.H13      Assignment  and  Assumption  Agreement  dated  February  27, 1998 between  Registrant  and Oak  Associates  Funds  is  incorporated
               herein  by  reference  to  exhibit   (h)(13)  of   Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (File No. 33-42484),  filed with the Securities and Exchange
               Commission on December 29, 1998.

EX-99.H14      Amended  Schedule  dated  March  15,  1999 to the  Administration
               Agreement dated November 14, 1991 as amended and restated May 17,
               1994,  relating to LSV Value Equity Fund,  between Registrant and
               SEI Fund  Resources  is  incorporated  by  reference  to  exhibit
               (h)(14)  of  Post-Effective  Amendment  No.  39  to  Registrant's
               Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H15      Amended  Schedule  dated  August 15,  1999 to the  Administration
               Agreement dated November 14, 1991 as amended and restated May 17,
               1994,  relating to HGK Fixed Income  Fund,  HGK Equity Value Fund
               and  HGK  Mid  Cap  Value  Fund,   between   Registrant  and  SEI
               Investments Mutual Funds Services is incorporated by reference to
               exhibit   (h)(15)   of   Post-Effective   Amendment   No.  39  to
               Registrant's  Registration  Statement  on  Form  N-1A  (File  No.
               33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H16      Administration   Agreement   dated   August  20,   1999   between
               Registrant, LSV Asset Management and Fidelity Brokerage Services,
               Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File No.
               33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H17      Amended  Schedule  dated  December 1, 1999 to the  Administration
               Agreement dated November 14, 1991 as amended and restated May 17,
               1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit
               (h)(17)  of  Post-Effective  Amendment  No.  39  to  Registrant's
               Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H18      Amendment dated August 18, 1999 to the Operating  Agreement dated
               January 5, 1996,  relating to LSV Value Equity Fund,  between the
               Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit (h)(18) of Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (File No. 33-42484),  filed with the Securities and Exchange
               Commission on February 25, 2000.

EX-99.H19      Schedule dated May 19, 2000 to the Administration Agreement dated
               November  14, 1991  between the  Registrant  and SEI  Investments
               Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit (h)(19) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File
               No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.H20      Schedule dated May 22, 2000 to the Administration Agreement dated
               November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's
               Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.H21      Transfer  Agency and Services  Agreement  dated  October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File
               No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.H22      Schedule to the  Administration  Agreement between Registrant and
               SEI  Investments  Mutual  Funds  Services  relating  to  the  GLB
               Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment No.
               41 on Form N-1A (File No. 33-42484) filed with the Securities and
               Exchange Commission on December 13, 2000.

EX-99.H23      Schedule to the  Administration  Agreement between Registrant and
               SEI  Investments  Mutual Funds Services  relating to the Sterling
               Partners'  Balanced  Portfolio and Sterling  Partners'  Small Cap
               Value  Portfolio is  incorporated  herein by reference to exhibit
               (h)(23) of the  Registrant's  Post-Effective  Amendment No. 42 on
               Form N-1A  (File No.  33-42484)  filed  with the  Securities  and
               Exchange Commission on February 26, 2001.

EX-99.H24      Schedule to the  Administration  Agreement between Registrant and
               SEI Investments  Mutual Funds Services  relating to the Toews S&P
               500 Hedged  Index  Portfolio  and Toews  NASDAQ 100 Hedged  Index
               Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A
               (File  No.  33-42484)  filed  with the  Securities  and  Exchange
               Commission on February 26, 2001.

EX-99.H25      LSV  Asset   Management   Contractual  Fee  Waiver  Agreement  is
               incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File
               No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

EX-99.H26      HGK  Asset   Management   Contractual  Fee  Waiver  Agreement  is
               incorporated herein by reference to exhibit (h)(26) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File
               No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.


EX-99.H27      Schedule dated May 21, 2001 to the Administration Agreement dated
               November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is filed herewith.

EX-99.H28      Toews  Corporation  Contractual  Fee  Waiver  Agreement  is filed herewith.


EX-99.I        Not Applicable.

EX-99.J        Not Applicable.

EX-99.K        Not Applicable.

EX-99.L        Not Applicable.

EX-99.M1 Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.M2 Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

EX-99.N        Not Applicable.

EX-99.O Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.


EX-99.P1 Revised SEI Investments Company Code of Ethics and Insider Trading Policy is filed herewith.


EX-99.P2 The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P3 AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P4 Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P5 First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P6 HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P7 LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.

EX-99.P8 MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P9 Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.P10      Toews  Corporation  Code of  Ethics  is  incorporated  herein  by reference to exhibit (p)(10) of the  Registrant's  Post-Effective
               Amendment No. 42 on Form N-1A (File No.  33-42484) filed with the
               Securities and Exchange Commission on February 26, 2001.


EX-99.P11      Prospect Asset Management Code of Ethics is filed herewith.


EX-99.Q1       Powers of Attorney for John T. Cooney,  William M. Doran,  Robert
               A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, and James R. Foggo are incorporated herein by reference to exhibit (q) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.Q2 Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.